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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3541

                              Asset Management Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     3435 Stelzer Rd. Columbus, OH                                 43219
--------------------------------------------------------------------------------
(Address of principal executive offices)                         (Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000

Date of fiscal year end: October 31, 2004

Date of reporting period: October 31, 2004

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

            Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

                                   [AMF LOGO]

                             ASSET MANAGEMENT FUND
                             230 West Monroe Street
                               Chicago, IL 60606

                                   [AMF LOGO]
                             ASSET MANAGEMENT FUND

                                  MANAGED BY:
                          SHAY ASSETS MANAGEMENT, INC.

                                 ANNUAL REPORT
                                OCTOBER 31, 2004

                               CHAIRMAN'S MESSAGE

Dear Shareholder:

  The Asset Management Fund (AMF) family of no-load institutional mutual funds is pleased to present to shareholders the 2004 Annual Report. This period marked the first fiscal year since 1999 that rising interest rates decreased the market value of all U.S. Treasury benchmark securities with maturities less than 10 years. Despite this decline, all AMF mutual fund portfolios generated positive total returns for the year.

  The Asset Management Fund continues to distinguish itself as a fund complex designed specifically to comply with the federal regulatory guidelines applicable to the shareholders for whom the Funds' investment objectives and strategies were initially created: national banks, federal savings associations, and federal credit unions. Additionally, several of the Funds are managed to maintain their AAAf credit quality status by Standard & Poor's. Furthermore, for our shareholders subject to the oversight of their respective state insurance commissioners, it is important that the Adjustable Rate Mortgage (ARM) Fund and Ultra Short Fund continue to be managed in such a way that supports their continued inclusion on the National Association of Insurance Commissioners
(NAIC) List of Approved Mutual Funds.

  The Funds' combination of investment strategies has fostered a growing interest from an ever-increasing universe of investors, which now includes municipalities, endowments, foundations, and pension plans. Many such institutions are subject to investment policies that share a similar set of guidelines emphasizing high quality, liquid securities.

  As chairman of the Board of Trustees, I am pleased to convey that each member of the Board has invested more of their personal assets in the Funds than they received in annual compensation from the Funds. Moreover, many of the Adviser's key personnel have opted to invest in the Funds through their defined contribution retirement accounts and personal investment accounts.

  Given the current landscape of the mutual fund industry, it is critical to note that beyond current or proposed regulation and tantamount to any internal policies or controls, the most important attribute of the entity responsible for managing your wealth is the integrity of the people to whom you've assigned this role. Given my personal involvement in the recruitment and oversight of the individuals involved in investing the Funds' assets, it is my unwavering conviction that there is no better entity with which to place your trust. I am confident that you feel the same.

Sincerely,

   /s/ Rodger D. Shay
Rodger D. Shay
Chairman
Asset Management Fund

  This report has been prepared for the information of the shareholders of the Asset Management Fund and must be preceded or accompanied by a prospectus. It is not to be construed as an offering to sell or buy any shares of the Fund. Such an offering is made only by the prospectus.

                                   EXHIBIT I
                SEASONALLY ADJUSTED CHANGE IN NON-FARM PAYROLLS

           Source: U.S. Bureau of Labor Statistics
(BAR CHART)

NON-FARM PAYROLLS                                               CHANGE IN NON-FARM PAYROLLS           6 MONTH MOVING AVERAGE
-----------------                                               ---------------------------           ----------------------
Nov-03                                                                       83                                 26
Dec-03                                                                        8                                 29
Jan-04                                                                      159                                 63
Feb-04                                                                       83                                 81
Mar-04                                                                      353                                129
Apr-04                                                                      324                                168
May-04                                                                      208                                189
Jun-04                                                                       96                                204
Jul-04                                                                       85                                192
Aug-04                                                                      198                                211
Sep-04                                                                      119                                172
Oct-04                                                                      303                                168



                                   EXHIBIT II
                           U.S. TREASURY YIELD CURVE

                      Source: Bloomberg
(LINE GRAPH)

                                                                          10/31/03                           10/29/04
                                                                          --------                           --------
3m                                                                         0.948                              1.894
6m                                                                         1.032                               2.12
2y                                                                         1.818                              2.548
3y                                                                          2.24                              2.761
5y                                                                         3.242                              3.282
10y                                                                        4.293                              4.023
30y                                                                        5.131                              4.789

--------------------------------------------------------------------------------
                          ASSET MANAGEMENT FUND REVIEW
  As we look back over the fiscal year ended October 31, 2004, the bond market was witness to continued expansion of the domestic U.S. economy and the first Federal Open Market Committee (FOMC) tightening of monetary policy in five years. Driven primarily by improving labor markets and a resurgence in capital spending, the FOMC appears to be committed to its stated course. Indeed, after losing an average of 40,000 jobs per month through the preceding twelve months, employers started to hire workers and added, on average, a total of 160,000 jobs per month during the fiscal year ended October 31, 2004 (Exhibit I).

  As is customary when the FOMC has tightened monetary policy, the U.S. Treasury yield curve flattened. Interest rates rose on securities with maturities five years or less, with yields beyond the five-year sector actually falling (See
Exhibit II). Generally speaking, those strategies implemented to capitalize on a flatter yield curve were big winners during the year. Additionally, securities with coupons indexed to short-term market rates were also beneficiaries of a FOMC committed to a measured removal of monetary policy accommodation.

  In the paragraphs that follow, we will discuss asset allocation shifts in each of the funds during the fiscal year ended October 31, 2004.

--------------------------------------------------------------------------------
  Portfolio composition is subject to change.

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. Investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

--------------------------------------------------------------------------------
                          ASSET MANAGEMENT FUND REVIEW

  THE ADJUSTABLE RATE MORTGAGE (ARM) FUND - Throughout the year, the portfolio maintained its defensive positioning in an effort to mitigate the effects of a potential rise in interest rates. As rates continued their downward trend in early 2004, the Adviser increased the Fund's allocation to securities indexed to the 6 Month London Interbank Offer Rate (LIBOR), from 32% to 41%, while focusing primarily on structures lacking interim rate caps. The increased weighting was largely funded by the sale of GNMA ARMs, which were impaired by periodic rate caps, and contain coupons that reset only once per year. While the Fund's 5% allocation to 11th District Cost of Funds Index (COFI) ARM securities was initially considered a candidate for liquidation, it was decided that changes in the make-up of the COFI index were likely to make the index more responsive to changing rates than in the past. Therefore, we decided to maintain our position in the COFI securities. This assessment is still awaiting confirmation.

  In retrospect, the shift from GNMA ARMs to LIBOR-based ARMs represented the most significant strategic rebalancing implemented during the year, and proved to be the most beneficial to the Fund's performance.

  As the Fed began tightening, LIBOR-based bonds were among the quickest to respond to rising interest rates given the greater frequency with which coupon resets occurred. These securities' faster resets also served to mitigate downward pressure on their market value that otherwise would have accompanied by a rise in prevailing rates. The Fund's return for the 12 month period ended October 31, 2004 was 1.79%.

  THE ULTRA SHORT FUND - The Fund continued the process of shifting exposure towards faster resetting securities as these cash flows were well positioned for the likelihood of higher interest rates and a flatter yield curve. This strategy was borne out of the opinion that improving labor markets and stronger domestic economic activity would hasten the FOMC to begin the process of monetary policy accommodation removal. Indeed, the yield curve flattened with market rates rising from cash to the five-year maturity sector and with yields out 10 years or more falling over the twelve months ended October 31, 2004.

  The largest asset allocation shift increased exposure to adjustable rate mortgages (ARMs) from 67% to 84% of the portfolio during the fiscal year. As periodic cap and coupon roll schedules were the key duration drivers for ARMs, we endeavored to both reduce exposure to low periodic caps and increase commitment to securities with monthly coupon resets. Toward that end, the Fund eliminated its 8% exposure to lower coupon GNMA ARMs as they possessed a low, 1% periodic rate cap and reset slowly with coupon changes occurring on one day, every twelve months. Additionally, the Fund increased allocation to AAA rated, six-month LIBOR ARMs as these investments had no periodic rate caps and reset at six month intervals.

--------------------------------------------------------------------------------
  Portfolio composition is subject to change.

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. Investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

--------------------------------------------------------------------------------
                          ASSET MANAGEMENT FUND REVIEW

  We selectively added seasoned, one year Constant Maturity Treasury (CMT) Agency ARMs which possessed relatively high, periodic (2%) and life rate caps and monthly coupon resets. Additionally, exposure to short, AAA rated sequential investments created from long resetting, Hybrid ARM collateral (7/1 and 10/1) were increased during the fiscal year providing incremental yield spread to short, agency CMOs having no periodic rate caps. The Fund also increased its position in AAA rated, 3/1 Hybrid ARMs with 30 or more months to rate reset as they offered both yield spread to short, fixed rate CMOs and the added benefit of lower, "ARM-like" price volatility as the time to reset shortened.

  Finally, the Fund eliminated its 9% exposure to short, corporate bonds in favor of increasing the allocation to AA rated, monthly LIBOR floating rate CMOs. This preference for AA rated CMOs was borne out of the combination of outsized yield relative to fixed rate assets of lower quality, longer duration and their high collateral credit quality (700+ Fair Isaac Credit Organization "FICO" scores). The Fund's total return for the 12 month period ended October 31, 2004 was 1.80%.

  THE SHORT U.S. GOVERNMENT FUND - The Fund shifted its exposure from one that would benefit from lower market rates and a steeper yield curve to one that would be better positioned for the union of higher rates and a flatter yield curve. Indeed, the yield curve flattened with market rates rising from cash to the five-year maturity sector and with yields out 10 years or more falling during the twelve months ended October 31, 2004.

  The largest asset allocation shift was the increase in exposure to adjustable rate mortgages (ARMs) from 21% to 37% of the portfolio for the twelve months ended October 31, 2004. As periodic cap and coupon roll schedules were the key duration drivers for ARMs, we endeavored to both reduce exposure to low periodic caps and increase commitment to securities with monthly coupon resets. The Fund reduced exposure to lower coupon GNMA ARMs as they possessed a low, 1% periodic rate cap and reset slowly with coupon changes occurring on one day, every twelve months.

  We selectively added seasoned, one year CMT Agency ARMs with relatively high, periodic (2%) and life rate caps and monthly coupon rate resets. Additionally, exposure to investments with short, sequential cash flows created from long resetting, Hybrid ARM collateral (7/1 and 10/1) was increased from 5% to over 14% of the Fund during the fiscal year. The primary advantages of these AAA rated, fixed rate cash flows was to provide incremental yield spread to short, agency CMOs unencumbered by periodic rate caps.

  Finally, exposure to U.S. Treasury and Agency debentures was reduced from 27% to 15% during the twelve months ended October 31, 2004. Capitalizing on a flatter yield curve, the Fund's maturity distribution was altered with preference for 5 and 10-year maturities in lieu of 2 and 3 year debentures. This strategy was particularly effective as 2 and 3 year U.S. Treasury yields were up 76 and 56 basis
--------------------------------------------------------------------------------
  Portfolio composition is subject to change.

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. Investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

--------------------------------------------------------------------------------
                          ASSET MANAGEMENT FUND REVIEW

points respectively; while 10-year note yields fell 22 basis points. The Fund's total return for the 12 month period ended October 31, 2004 was 2.11%

  INTERMEDIATE MORTGAGE FUND - Starting in June 2004, the Fund began investing in structured mortgage securities with a principal lockout and reduced its exposure to 15-year agency pass-throughs. This strategy was implemented on the premise that the Fed would begin a moderate tightening cycle. These assets provided return in the form of rolling down the steep yield curve in addition to gaining more control over the duration-drift of the assets via the tighter principal window. During times of rising interest rates, prepayments typically decrease and a security such as a pass-through experiences an increase in duration because principal payments are pushed out farther in time. Longer durations increase price volatility of a security.

  The Fund also increased exposure to the hybrid ARM market in the face of the impending Fed tightening. Hybrids provided a higher yield than conventional ARMs and less price volatility than fixed-rate pass-throughs. During the latter half of the year, the mortgage market tightened to the lowest spread level in recent times, while simultaneously, the U.S. Treasury yield curve flattened. The Fund's total return for the 12 month period ended October 31, 2004 was 2.81%.

  THE US GOVERNMENT MORTGAGE FUND - The main investment theme for the fiscal year was to capture excess spread through the ownership of fixed rate-mortgages while reducing the risk of the inherent callability of these assets. Duration or market exposure was targeted to between three and four years maximum. To this end we are pleased to note that the Fund's total return for the 12 month period ended October 31, 2004 was 4.52%.

  Changes in the yield curve and security selection played a large role in producing portfolio returns during the year. As the Federal Reserve started the process of raising the Federal Funds Target Rate, the yield curve began to dramatically flatten. In the spring of 2004, we positioned the portfolio to avoid investments most affected by higher shorter-term interest rates in favor of longer-term fixed rate mortgage pass-throughs. In retrospect, this strategy bore significant fruit not only from a yield perspective but also a total return approach as well. Driving this strategy was that longer-term interest rates exhibited significantly less volatility than in years past, this despite an active Federal Reserve inching up short-term rates. As a result, implied and realized volatility favored investors of fixed rate mortgages even after taking into consideration a borrower's prepayment option.

  Coming off the heels of the prior year's faster prepayment environment we pursued a strategy focusing on premium mortgages with attractive loan level characteristics in order to help mitigate the threat of faster prepayments.

--------------------------------------------------------------------------------
  Portfolio composition is subject to change.

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. Investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

-------------------------
               INVESTMENT
               COMPARISON

  Comparison of change in
                 value of
   a hypothetical $10,000
 investment for the years
         ended October 31
--------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE FUND
[GRAPH]

                                                                  ADJUSTABLE RATE MORTGAGE
                                                                         (ARM) FUND                 6 MONTH T-BILL BELLWETHERS
                                                                  ------------------------          --------------------------
1994                                                                       10000                              10000
1995                                                                       10802                              10636
1996                                                                       11479                              11243
1997                                                                       12243                              11880
1998                                                                       12855                              12575
1999                                                                       13463                              13162
2000                                                                       14355                              13962
2001                                                                       15357                              14817
2002                                                                       15838                              15151
2003                                                                       16087                              15362
2004                                                                       16375                              15551

                                           This graph compares the performance
                                           of the Adjustable Rate Mortgage (ARM)
                                           Fund to the Lehman 6 Month T-Bill
                                           Bellwethers Index.

                                           -------------------------------------

                                           Adjustable Rate Mortgage (ARM) Fund
                                           Average Annual Return

                                                                              One         Five          Ten
                                                                             Year         Year         Year
                                                                             ------------------------------
                                                                             1.79%        3.99%        5.05%

--------------------------------------------------------------------------------
ULTRA SHORT FUND
[GRAPH]

                                                                      ULTRA SHORT FUND              6 MONTH T-BILL BELLWETHERS
                                                                      ----------------              --------------------------
2001                                                                       10000                              10000
2002                                                                       10229                              10226
2003                                                                       10420                              10368
2004                                                                       10608                              10496

                                           This graph compares the performance
                                           of the Ultra Short Fund to the Lehman
                                           6 Month T-Bill Bellwethers Index.

                                           -------------------------------------

                                           Ultra Short Fund
                                           Average Annual Return

                                                                              One         Since
                                                                             Year       Inception
                                                                            -------------------
                                                                             1.80%        2.01%
                                                                 The chart represents historical performance of an initial
                                                                 investment of $10,000 in the Ultra Short Fund from November 14,
                                                                 2001 to October 31, 2004.

--------------------------------------------------------------------------------
  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. PERFORMANCE FIGURES IN THE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. The Lehman 6 Mo. T-Bill Bellwethers Index is an unmanaged index comprised of U.S. Government Treasury Bonds with an average maturity of six months. The Lehman index represents unmanaged groups of bonds that differ from the composition of each AMF Fund. The Lehman index does not include a reduction in return for expenses. Investors cannot invest directly in an index, although they can invest in its underlying securities.

-------------------------
               INVESTMENT
               COMPARISON

  Comparison of change in
                 value of
   a hypothetical $10,000
 investment for the years
         ended October 31
--------------------------------------------------------------------------------
SHORT U.S. GOVERNMENT FUND
[GRAPH]

                                                                 SHORT U.S. GOVERNMENT FUND            LEHMAN 1-3 YR INDEX
                                                                 --------------------------            -------------------
1994                                                                       10000                              10000
1995                                                                       10894                              10883
1996                                                                       11438                              11534
1997                                                                       12128                              12281
1998                                                                       12987                              13221
1999                                                                       13313                              13613
2000                                                                       14081                              14448
2001                                                                       15442                              16062
2002                                                                       16056                              16877
2003                                                                       16364                              17235
2004                                                                       16710                              17567

                                           This graph compares the performance
                                           of the Short U.S. Government Fund to
                                           the Lehman Short Government 1-3 Year
                                           Index.

                                           -------------------------------------

                                           Short U.S. Government Fund
                                           Average Annual Return

                                                                              One         Five          Ten
                                                                             Year         Year         Year
                                                                             ------------------------------
                                                                             2.11%        4.65%        5.27%

--------------------------------------------------------------------------------
INTERMEDIATE MORTGAGE FUND
[GRAPH]

                                                                 INTERMEDIATE MORTGAGE FUND           LEHMAN MORTGAGE INDEX
                                                                 --------------------------           ---------------------
1994                                                                       10000                              10000
1995                                                                       11063                              11461
1996                                                                       11597                              12254
1997                                                                       12514                              13372
1998                                                                       13413                              14348
1999                                                                       13724                              14777
2000                                                                       14612                              15897
2001                                                                       16306                              17977
2002                                                                       16979                              19110
2003                                                                       17219                              19635
2004                                                                       17703                              20729

                                           This graph compares the performance
                                           of the Intermediate Mortgage Fund to
                                           the Lehman Mortgage Index.

                                           -------------------------------------

                                           Intermediate Mortgage Fund
                                           Average Annual Return

                                                                              One         Five          Ten
                                                                             Year         Year         Year
                                                                             ------------------------------
                                                                             2.81%        5.22%        5.88%

--------------------------------------------------------------------------------
  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. PERFORMANCE FIGURES IN THE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. The Lehman Short Government 1-3 Year Index is an unmanaged index generally representative of government and investment-grade corporate securities with maturities of one to three years. The Lehman Mortgage Index is a broad-based unmanaged index that represents the general performance of fixed rate mortgage bonds. Lehman indices represent unmanaged groups of bonds that differ from the composition of each AMF Fund. The Lehman indices do not include a reduction in return for expenses. Investors cannot invest directly in an index, although they can invest in its underlying securities.

-------------------------
               INVESTMENT
               COMPARISON

  Comparison of change in
                 value of
   a hypothetical $10,000
 investment for the years
         ended October 31
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE FUND
[GRAPH]

                                                                US GOVERNMENT MORTGAGE FUND           LEHMAN MORTGAGE INDEX
                                                                ---------------------------           ---------------------
1994                                                                       10000                              10000
1995                                                                       11237                              11461
1996                                                                       11871                              12254
1997                                                                       12923                              13372
1998                                                                       13902                              14348
1999                                                                       14129                              14777
2000                                                                       15104                              15897
2001                                                                       16914                              17977
2002                                                                       17682                              19110
2003                                                                       18043                              19635
2004                                                                       18859                              20729

                                           This graph compares the performance
                                           of the U.S. Government Mortgage Fund
                                           to the Lehman Mortgage Index.

                                           -------------------------------------

                                           U.S. Government Mortgage Fund
                                           Average Annual Return

                                                                              One         Five          Ten
                                                                             Year         Year         Year
                                                                             ------------------------------
                                                                             4.52%        5.95%        6.55%

--------------------------------------------------------------------------------
  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. PERFORMANCE FIGURES IN THE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. The Lehman Mortgage Index is a broad-based unmanaged index that represents the general performance of fixed rate mortgage bonds. The Lehman index represents unmanaged groups of bonds that differ from the composition of each AMF Fund. The Lehman index does not include a reduction in return for expenses. Investors cannot invest directly in an index, although they can invest in its underlying securities.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET FUND
STATEMENT OF NET ASSETS
OCTOBER 31, 2004

--------------------------------------------------------------------------------

                                                    PERCENTAGE
                                                      OF NET
                                                      ASSETS     MATURITY       PAR          VALUE
-----------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS................................     68.5%
     Fannie Mae -- Discount Note
       1.74%                                                     11/10/04   $ 5,000,000   $ 4,997,825
       1.73%                                                     11/18/04     4,000,000     3,996,732
       1.81%                                                     12/10/04    10,000,000     9,980,392
                                                                                          -----------
                                                                                           18,974,949
                                                                                          -----------
     Freddie Mac -- Discount Note
       1.64%                                                     11/30/04     5,000,000     4,993,394
       1.81%                                                      1/24/05     7,000,000     6,970,437
                                                                                          -----------
                                                                                           11,963,831
                                                                                          -----------
     Federal Home Loan Bank -- Discount Note
       1.69%                                                      11/2/04     4,000,000     3,999,812
                                                                                          -----------
  TOTAL AGENCY OBLIGATIONS
     (Cost $34,938,592)                                                                    34,938,592
                                                                                          -----------
REPURCHASE AGREEMENTS.............................     31.6%
  Citigroup, 1.77%, (Agreement dated 10/29/04 to
     be repurchased at $16,109,376 on 11/1/04.
     Collateralized by various U.S. Government
     Securities, 5.00%-6.50%, with a value of
     $16,455,019, due 6/1/34-9/1/34)                                         16,107,000    16,107,000
                                                                                          -----------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $16,107,000)                                                                    16,107,000
                                                                                          -----------
TOTAL INVESTMENTS.................................    100.1%
     (Cost $51,045,592) (a)                                                                51,045,592
LIABILITIES IN EXCESS OF OTHER ASSETS.............     (0.1%)                                 (73,760)
                                                                                          -----------
Net Assets applicable to 50,983,375 Shares of
  Common Stock issued and outstanding.............    100.0%                              $50,971,832
                                                                                          ===========
Net Asset Value, Class I, offering and redemption
  price per share ($31,883,056 / 31,894,313)                                                    $1.00
                                                                                          ===========
Net Asset Value, Class D, offering and redemption
  price per share ($19,088,776 / 19,089,062)                                                    $1.00
                                                                                          ===========

--------------------------------------------------------------------------------
(a) Cost for federal income tax purposes is the same.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND
STATEMENT OF NET ASSETS
OCTOBER 31, 2004

--------------------------------------------------------------------------------

                                                PERCENTAGE
                                                  OF NET
                                                  ASSETS      MATURITY        PAR             VALUE
--------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-
  RELATED SECURITIES*.......................       78.7%
  1 Yr. Constant Maturity Treasury Based
     ARMS
     Bear Stearns Adjustable Rate Mortgage
       Trust
       4.00%                                                   3/25/31    $ 12,891,002    $   13,116,595
     Fannie Mae
       3.91%                                                    7/1/28      15,648,112        16,259,358
       3.75%                                                    1/1/29      15,792,681        16,409,574
       3.66%                                                    8/1/29      12,832,792        13,334,066
       4.33%                                                    3/1/30       9,004,854         9,217,405
       3.80%                                                    6/1/30      13,736,177        14,272,739
       3.74%                                                    9/1/30       7,835,685         8,141,762
       3.52%                                                    5/1/33      18,298,243        18,967,172
       3.98%                                                   5/25/42      33,279,380        34,194,563
     Fannie Mae Grantor Trust
       4.16%                                                   5/25/42      17,254,124        17,728,612
     Fannie Mae Whole Loan
       4.17%                                                   8/25/42      15,241,402        15,660,540
     Fifth Third Mortgage Loan Trust
       3.55%                                                  11/19/32      29,363,510        29,574,560
     Freddie Mac
       4.11%                                                   10/1/22       5,487,375         5,658,372
       5.49%                                                    8/1/24       7,676,737         7,976,605
       3.59%                                                    9/1/27       6,498,953         6,719,170
       3.57%                                                   12/1/27       9,143,833         9,496,566
       3.65%                                                   12/1/27       9,827,457        10,211,337
       3.61%                                                    9/1/28      49,628,285        51,566,865
       3.78%                                                    9/1/30       6,571,687         6,828,390
       3.69%                                                    7/1/31      33,886,992        35,191,675
     Government National Mortgage
       Association II
       4.63%                                                  10/20/25       3,300,998         3,368,141
       4.63%                                                  10/20/26       5,214,864         5,320,389
       3.75%                                                   8/20/27      10,658,311        10,816,172
       4.63%                                                  10/20/27       3,638,450         3,711,522
     Structured Asset Mortgage Investments
       3.83%                                                   3/25/32      11,097,321        11,208,294

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2004

--------------------------------------------------------------------------------

                                                PERCENTAGE
                                                  OF NET
                                                  ASSETS      MATURITY        PAR             VALUE
--------------------------------------------------------------------------------------------------------
     Washington Mutual
       2.78%                                                   4/25/44    $ 57,955,611    $   58,498,946
                                                                                          --------------
                                                                                             433,449,390
                                                                                          --------------
  6 Mo. Certificate of Deposit Based ARMS
     Fannie Mae
       2.57%                                                    6/1/21       6,814,607         6,834,471
       3.03%                                                   12/1/24       9,563,618         9,710,239
     Freddie Mac
       3.10%                                                    1/1/26       3,317,696         3,361,479
                                                                                          --------------
                                                                                              19,906,189
                                                                                          --------------
  6 Mo. London Interbank Offering Rate
     (LIBOR) Based ARMS
     Bear Stearns Adjustable Rate Mortgage
       Trust
       4.69%                                                   3/25/31       2,246,154         2,282,654
     DLJ Mortgage Acceptance Corp.
       4.03%                                                   4/25/24         378,946           378,946
     Fannie Mae
       3.26%                                                    9/1/27      53,940,695        54,815,775
       2.51%                                                   12/1/27      27,987,499        28,670,786
       2.91%                                                    3/1/28      56,334,306        57,661,429
       3.00%                                                    3/1/28      64,850,905        66,522,827
       3.36%                                                    4/1/28      19,865,419        20,330,608
       2.60%                                                    6/1/28      37,086,067        38,078,082
       3.00%                                                    6/1/28       6,580,152         6,748,979
       2.79%                                                    7/1/28      12,742,094        13,080,919
       3.00%                                                    8/1/28      17,921,800        18,377,767
       3.26%                                                    9/1/28      11,005,168        11,248,536
       3.38%                                                    9/1/28       3,710,524         3,802,678
       3.16%                                                   11/1/32      10,469,808        10,727,753
       2.69%                                                   12/1/32       9,200,101         9,473,528
       3.10%                                                    3/1/33      19,394,518        19,924,105
       3.18%                                                    9/1/33      26,567,486        27,120,834
       3.24%                                                    9/1/33      16,056,014        16,340,430
       3.11%                                                   11/1/33      34,272,179        35,033,124
       3.21%                                                   11/1/33      29,203,076        29,771,367

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2004

--------------------------------------------------------------------------------

                                                PERCENTAGE
                                                  OF NET
                                                  ASSETS      MATURITY        PAR             VALUE
--------------------------------------------------------------------------------------------------------
     Freddie Mac
       3.67%                                                    9/1/30    $ 15,364,188    $   15,815,926
     Master Adjustable Rate Mortgage Trust
       3.90%                                                   1/25/34      23,797,532        24,251,173
     MLCC Mortgage Investors, Inc.
       3.41%                                                  10/25/28      88,666,130        91,242,988
       3.18%                                                   5/25/29      57,074,585        58,768,987
     Sequoia Mortgage Trust
       2.82%                                                   7/20/34      47,210,701        48,361,462
     Structured Adjustable Rate Mortgage
       Loan Trust
       4.23%                                                  11/25/34      30,000,000        31,087,500
     Structured Asset Mortgage Investments
       3.36%                                                   7/19/32      30,571,717        31,230,920
       3.40%                                                   8/19/33      79,825,021        82,169,881
       3.36%                                                  10/19/33      64,354,315        65,963,173
       3.52%                                                  11/19/33      39,739,599        40,956,624
     Structured Asset Securities Corp.
       3.25%                                                   5/25/32      36,043,392        36,606,570
       3.92%                                                  11/25/32      34,704,719        35,854,313
       3.85%                                                  12/25/32      30,526,768        31,585,665
       3.86%                                                   2/25/33      58,051,120        60,119,191
       4.23%                                                   3/25/33      32,581,417        33,762,493
       4.35%                                                   5/25/33      79,710,385        82,674,615
       3.79%                                                   9/25/33      83,436,407        86,513,124
       4.10%                                                  11/25/33      38,983,707        40,433,414
                                                                                          --------------
                                                                                           1,367,789,146
                                                                                          --------------
  Cost of Funds Index Based ARMS
     Fannie Mae
       3.01%                                                   11/1/32      17,105,604        17,263,249
       3.07%                                                    8/1/33      36,151,196        36,524,240
       3.22%                                                   11/1/36      46,089,249        46,591,714
       3.11%                                                    6/1/38      29,851,233        30,151,925
     Washington Mutual
       3.05%                                                  11/25/42      27,282,346        27,316,449
                                                                                          --------------
                                                                                             157,847,577
                                                                                          --------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2004

--------------------------------------------------------------------------------

                                                PERCENTAGE
                                                  OF NET
                                                  ASSETS      MATURITY        PAR             VALUE
--------------------------------------------------------------------------------------------------------
  HYBRID ARMS
     Bank of America Mortgage Securities
       6.32%                                                   6/20/31    $  5,686,895    $    5,743,764
       5.88%                                                   7/20/32       4,548,872         4,575,881
     Bear Stearns Adjustable Rate Mortgage
       Trust
       3.76%                                                  11/25/34      36,921,809        37,094,880
     CS First Boston Mortgage Securities
       Corp.
       6.32%                                                  11/25/31       6,949,679         7,064,783
       5.06%                                                   6/25/32       6,700,932         6,736,531
     GSR Mortgage Loan Trust
       4.74%                                                  10/25/33      21,970,002        22,100,449
     JP Morgan Mortgage Trust
       3.50%                                                   5/25/34      33,324,252        33,303,424
     Master Adjustable Rate Mortgage Trust
       5.46%                                                  10/25/32      11,265,469        11,409,807
     Merrill Lynch Mortgage Investors
       5.29%                                                   6/25/23       2,482,330         2,481,554
     Structured Adjustable Rate Mortgage
       Loan Trust
       4.74%                                                   7/25/34      59,008,895        59,267,060
       5.07%                                                   9/25/34      29,126,439        29,799,988
     Structured Asset Securities Corp.
       4.23%                                                   9/25/33      44,396,653        44,563,140
     Wells Fargo Mortgage Backed Securities
       Trust
       4.64%                                                  10/25/33      51,776,409        52,051,472
       4.64%                                                  10/25/33      20,556,605        20,633,692
       4.52%                                                  11/25/33      50,306,394        50,542,205
       4.76%                                                   1/25/34      25,041,395        25,432,666
       4.77%                                                   6/25/34      24,973,103        25,176,009
       4.82%                                                   7/25/34      35,923,512        36,159,260
       3.98%                                                  10/25/34      46,048,145        46,451,066
                                                                                          --------------
                                                                                             520,587,631
                                                                                          --------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2004

--------------------------------------------------------------------------------

                                                PERCENTAGE
                                                  OF NET
                                                  ASSETS      MATURITY        PAR             VALUE
--------------------------------------------------------------------------------------------------------
  MONTHLY London Interbank Offering Rate
     (LIBOR) Collateralized Mortgage
     Obligation
     Fannie Mae
       3.00%                                                    9/1/28    $ 22,633,475    $   23,139,695
       2.29%                                                   9/18/31      13,560,068        13,593,536
       3.19%                                                    2/1/33      32,176,128        33,087,871
       2.87%                                                    7/1/33       5,216,971         5,340,634
       3.04%                                                    9/1/33      16,654,532        17,059,787
     GSR Mortgage Loan Trust
       2.28%                                                   3/25/32       9,281,590         9,261,346
     Master Asset Securitization Trust
       2.38%                                                  12/25/32         385,309           385,309
     MLCC Mortgage Investors, Inc.,
       2.25%                                                   9/15/21       8,572,544         8,585,938
                                                                                          --------------
                                                                                             110,454,116
                                                                                          --------------
  TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
     SECURITIES*
     (Cost $2,593,556,315)                                                                 2,610,034,049
                                                                                          --------------
FIXED RATE MORTGAGE-RELATED SECURITIES......       13.9%
  Collateralized Mortgage Obligations
     Bank of America Mortgage Securities
       4.25%                                                   8/25/33      38,701,642        38,925,817
     Citicorp Mortgage Securities
       5.00%                                                  10/25/33      16,789,918        16,958,093
     Fannie Mae
       4.50%                                                   5/25/19      40,000,000        40,824,324
       5.00%                                                  12/25/21      29,632,782        30,177,785
       4.50%                                                   3/25/27      40,389,000        40,974,135
       3.00%                                                  11/25/15      15,591,445        15,600,683
     Fannie Mae Whole Loan
       3.25%                                                   6/25/33       3,665,794         3,662,357

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2004

--------------------------------------------------------------------------------

                                                PERCENTAGE
                                                  OF NET
                                                  ASSETS      MATURITY        PAR             VALUE
--------------------------------------------------------------------------------------------------------
     Freddie Mac
       5.00%                                                   3/15/11    $ 12,966,808    $   13,033,665
       4.50%                                                   8/15/11      10,484,219        10,575,559
       5.00%                                                   6/15/16      25,000,000        25,872,823
       4.00%                                                   7/15/17      32,500,000        32,880,933
       3.50%                                                   7/15/18      16,727,494        16,761,684
       4.00%                                                   7/15/18      27,797,443        28,012,075
       4.00%                                                  12/15/18      40,000,000        40,596,676
       5.00%                                                   1/15/21      56,272,541        57,927,994
     Structured Asset Securities Corp.
       3.25%                                                   8/25/32       5,591,489         5,593,641
     Washington Mutual MSC Mortgage Pass
       Through
       5.00%                                                   2/25/33      37,090,582        37,742,579
     Wells Fargo Mortgage Backed Securities
       Trust
       5.00%                                                   2/25/33       6,159,458         6,174,327
                                                                                          --------------
  TOTAL FIXED RATE MORTGAGE-RELATED
     SECURITIES
     (Cost $460,700,420)                                                                     462,295,150
                                                                                          --------------
U.S. TREASURY OBLIGATIONS...................        0.6%
  U.S. Treasury Notes
       3.38%                                                  9/15/09..     20,000,000        20,087,500
                                                                                          --------------
  TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $20,044,592)                                                                       20,087,500
                                                                                          --------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2004

--------------------------------------------------------------------------------

                                                PERCENTAGE
                                                  OF NET
                                                  ASSETS      MATURITY        PAR             VALUE
--------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS.......................        6.6%
  Citigroup, 1.77%, (Agreement dated
     10/29/04 to be repurchased at
     $119,025,554 on 11/1/04. Collateralized
     by various Adjustable Rate Mortgage
     U.S. Government Securities,
     3.05%-6.11%, with a value of
     $121,939,830, due
     7/1/25-10/1/34)                                                      $119,008,000    $  119,008,000
                                                                                          --------------
  Bear Stearns*, 1.87%, (Agreement dated
     10/19/04 to be repurchased at
     $99,647,139 on 11/19/04. Collateralized
     by various Adjustable Rate Mortgage
     U.S. Government Securities,
     2.27%-2.87%, with a value of
     $102,586,755, due 6/15/23-10/15/33)                                    99,502,000        99,502,000
                                                                                          --------------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $218,510,000)                                                                     218,510,000
                                                                                          --------------
TOTAL INVESTMENTS
  (Cost $3,292,811,327) (a).................       99.8%                                   3,310,926,699
OTHER ASSETS IN EXCESS OF LIABILITIES.......        0.2%                                       6,097,684
                                                                                          --------------
Net Assets applicable to 337,306,907 Shares
  of Common Stock issued and outstanding....      100.0%                                  $3,317,024,383
                                                                                          ==============
Net Asset Value, offering and redemption
  price per share ($3,317,024,383 /
  337,306,907)                                                                                     $9.83
                                                                                          ==============

--------------------------------------------------------------------------------
 *  The rates presented are the rates in effect at October 31, 2004.

(a) Cost for federal income tax purposes is the same.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND
STATEMENT OF NET ASSETS
OCTOBER 31, 2004

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS      MATURITY        PAR           VALUE
--------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*...       84.1%
  1 Yr. Constant Maturity Treasury Based ARMS
     Fannie Mae
       3.85%                                                      10/1/26    $ 2,640,041    $  2,733,919
       3.83%                                                      10/1/28      2,637,506       2,733,073
       4.02%                                                      12/1/30      8,086,363       8,402,233
       3.80%                                                       8/1/31      5,924,875       6,102,064
     Freddie Mac
       3.70%                                                      11/1/28      3,163,871       3,287,458
       4.15%                                                       1/1/29      6,829,348       7,096,116
       3.76%                                                       9/1/30      2,261,755       2,324,587
       3.88%                                                       8/1/31     13,476,663      14,003,088
     Fund America Investors Corp.
       3.60%                                                      6/25/23      5,053,309       5,065,942
     Washington Mutual
       2.78%                                                      4/25/44      8,916,248       8,999,838
                                                                                            ------------
                                                                                              60,748,318
                                                                                            ------------
  6 Mo. Certificate of Deposit Based ARMS
     Fannie Mae
       2.55%                                                       4/1/20      7,126,966       7,145,710
  6 Mo. London Interbank Offering Rate (LIBOR)
     Based ARMS
     Fannie Mae
       2.72%                                                      12/1/26     10,035,844      10,250,199
       2.79%                                                       7/1/28      6,994,417       7,180,405
       3.30%                                                       9/1/32      9,969,028      10,195,165
     MLCC Mortgage Investors, Inc.
       3.18%                                                      5/25/29     13,793,025      14,202,505
       3.10%                                                      7/25/29     14,668,858      15,099,757
     Sequoia Mortgage Trust
       3.05%                                                      6/20/34     18,517,582      18,968,949
     Structured Adjustable Rate Mortgage Loan
       Trust
       3.85%                                                      8/25/34      4,782,619       4,973,924
     Structured Asset Securities Corp.
       3.92%                                                     11/25/32      5,532,043       5,715,292
       4.15%                                                     11/25/32      5,532,043       5,720,478
                                                                                            ------------
                                                                                              92,306,674
                                                                                            ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2004

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS      MATURITY        PAR           VALUE
--------------------------------------------------------------------------------------------------------
  Cost of Funds Index Based ARMS
     Regal Trust
       3.36%                                                      9/29/31    $ 2,243,290    $  2,247,496
     Ryland Mortgage Securities Corp.
       3.70%                                                     10/25/23      1,572,651       1,572,651
                                                                                            ------------
                                                                                               3,820,147
                                                                                            ------------
  HYBRID ARMS
     Bear Stearns Adjustable Rate Mortgage Loan
       Trust
       3.76%                                                     11/25/34     13,744,629      13,809,057
     GSR Mortgage Loan Trust
       4.74%                                                     10/25/33      4,432,564       4,458,882
     Structured Adjustable Rate Mortgage Loan
       Trust
       4.74%                                                      7/25/34      8,429,842       8,466,723
       5.07%                                                      9/25/34     14,563,219      14,899,994
     Wells Fargo Mortgage Backed Securities
       Trust
       4.91%                                                      5/25/34     16,889,238      17,042,297
       4.82%                                                      7/25/34      8,980,878       9,039,815
                                                                                            ------------
                                                                                              67,716,768
                                                                                            ------------
  MONTHLY London Interbank Offering Rate
     (LIBOR) Collateralized Mortgage
     Obligations
     Structured Asset Securities Corp.
       3.18%                                                      3/25/33      4,229,155       4,293,914
       3.28%                                                      5/25/33      4,997,904       5,096,300
       3.13%                                                     11/25/33      3,575,356       3,627,869
                                                                                            ------------
                                                                                              13,018,083
                                                                                            ------------
  TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
     SECURITIES*
     (Cost $243,667,349)                                                                     244,755,700
                                                                                            ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2004

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS      MATURITY        PAR           VALUE
--------------------------------------------------------------------------------------------------------
FIXED RATE MORTGAGE-RELATED SECURITIES.........       13.9%
  Collateralized Mortgage Obligations
    Freddie Mac
       5.00%                                                      6/15/16    $12,500,000    $ 12,936,411
       5.50%                                                      6/15/34      8,531,551       8,706,110
    GSR Mortgage Loan Trust
       4.50%                                                      4/25/33      6,543,843       6,545,341
    Morgan Stanley Mortgage Loan Trust
       4.75%                                                      8/25/34     12,157,000      12,407,738
                                                                                            ------------
  TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
    (Cost $40,455,020)                                                                        40,595,600
                                                                                            ------------
  U.S. TREASURY OBLIGATIONS                            1.0%
    U.S. Treasury Notes
       3.50%                                                      8/15/09      3,000,000       3,031,875
                                                                                            ------------
  TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $3,006,109)                                                                          3,031,875
                                                                                            ------------
REPURCHASE AGREEMENTS                                  0.8%
  Citigroup 1.77%, (Agreement dated 10/29/04 to
    be repurchased at $2,322,343 on 11/1/04.
    Collateralized by a U.S. Government
    Securities, 5.00%, with a value of
    $2,374,848, due 4/1/34)                                                    2,322,000       2,322,000
                                                                                            ------------
  TOTAL REPURCHASE AGREEMENTS
    (Cost $2,322,000)                                                                          2,322,000
                                                                                            ------------
  TOTAL INVESTMENTS
    Cost $289,450,478)(a)......................       99.8%                                  290,705,175
  OTHER ASSETS IN EXCESS OF LIABILITIES........        0.2%                                      643,338
                                                                                            ------------
Net Assets applicable to 29,506,245 Shares of
  Common Stock issued and outstanding..........      100.0%                                 $291,348,513
                                                                                            ============
Net Asset Value, offering and redemption price
  per share ($291,348,513 / 29,506,245)                                                            $9.87
                                                                                            ============

--------------------------------------------------------------------------------
 *  The rates presented are the rates in effect at October 31, 2004.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $44,285. Cost for federal income tax purposes differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation....................................    $1,461,580
Unrealized depreciation....................................      (251,168)
                                                               ----------
Net unrealized appreciation................................    $1,210,412
                                                               ==========

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
STATEMENT OF NET ASSETS
OCTOBER 31, 2004

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS      MATURITY        PAR           VALUE
--------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*...       36.6%
  1 Yr. Constant Maturity Treasury Based ARMS
     Fannie Mae
       3.59%                                                       5/1/26    $ 6,061,603    $  6,298,381
       4.35%                                                      11/1/29      1,749,878       1,792,349
       4.33%                                                       3/1/30      1,233,598       1,262,716
     Freddie Mac
       3.83%                                                       5/1/18      1,842,850       1,901,210
       3.88%                                                       8/1/31     15,518,190      16,124,362
       4.24%                                                       9/1/32      1,690,339       1,729,553
     Government National Mortgage Association
       II
       4.63%                                                     12/20/23      2,927,521       2,990,384
       3.75%                                                      7/20/27        795,733         807,900
       4.63%                                                     12/20/27      1,408,106       1,436,409
                                                                                            ------------
                                                                                              34,343,264
                                                                                            ------------
  HYBRID ARMS
     Structured Adjustable Rate Mortgage Loan
       Trust
       4.74%                                                      7/25/34     12,644,763      12,700,084
     Wells Fargo Mortgage Backed Securities
       Trust
       4.82%                                                      7/25/34      8,980,878       9,039,815
                                                                                            ------------
                                                                                              21,739,899
                                                                                            ------------
  TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
     SECURITIES*
     (Cost $55,914,529)                                                                       56,083,163
                                                                                            ------------
FIXED RATE MORTGAGE-RELATED SECURITIES.........       44.1%
  15 Yr. Securities
     Freddie Mac
       8.50%                                                      8/17/07        967,189         995,469
       8.00%                                                     12/17/15      1,740,874       1,837,097
                                                                                            ------------
                                                                                               2,832,566
                                                                                            ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2004

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS      MATURITY        PAR           VALUE
--------------------------------------------------------------------------------------------------------
  Collateralized Mortgage Obligations
     Freddie Mac
       7.00%                                                     12/15/06    $   360,433    $    359,981
       5.00%                                                      6/15/16     12,500,000      12,936,411
       5.00%                                                      9/15/17     15,000,000      15,548,888
       4.00%                                                     12/15/17     10,000,000      10,170,040
       4.50%                                                      9/15/22     10,000,000      10,243,358
       5.00%                                                      7/15/26     15,000,000      15,417,689
                                                                                            ------------
                                                                                              64,676,367
                                                                                            ------------
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
  (Cost $67,193,776)                                                                          67,508,933
                                                                                            ------------
U.S. TREASURY OBLIGATIONS......................       15.1%
  U.S. Treasury Notes
       2.63%                                                      5/15/08      3,000,000       2,967,656
       3.38%                                                     11/15/08      5,000,000       5,053,906
       3.25%                                                      1/15/09      2,000,000       2,009,062
       2.63%                                                      3/15/09      5,000,000       4,889,844
       3.63%                                                      7/15/09      2,000,000       2,032,500
       3.38%                                                      9/15/09      2,000,000       2,008,750
       4.75%                                                      5/15/14      3,000,000       3,172,500
       4.25%                                                      8/15/14      1,000,000       1,017,813
                                                                                            ------------
                                                                                              23,152,031
                                                                                            ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $23,189,885)                                                                          23,152,031
                                                                                            ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2004

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS      MATURITY        PAR           VALUE
--------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS..........................        3.7%
  Citigroup, 1.77%, (Agreement dated 10/29/04
     to be repurchased at $5,683,838 on
     11/1/04. Collateralized by a U.S.
     Government Security, 4.50%, with a value
     of $5,813,356, due 7/1/18)                                              $ 5,683,000    $  5,683,000
                                                                                            ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $5,683,000)                                                                            5,683,000
                                                                                            ------------
TOTAL INVESTMENTS
  (Cost $151,981,190)(a).......................       99.5%                                  152,427,127
OTHER ASSETS IN EXCESS OF LIABILITIES..........        0.5%                                      824,961
                                                                                            ------------
Net Assets applicable to 14,441,347 Shares of
  Common Stock issued and outstanding..........      100.0%                                 $153,252,088
                                                                                            ============
Net Asset Value, offering and redemption price
  per share ($153,252,088 / 14,441,347)                                                           $10.61
                                                                                            ============

--------------------------------------------------------------------------------
 *  The rates presented are the rates in effect at October 31, 2004.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $14,967. Cost for federal income tax purposes differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation..................................    $ 655,762
Unrealized depreciation..................................     (224,792)
                                                             ---------
Net unrealized appreciation..............................    $ 430,970
                                                             =========

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
STATEMENT OF NET ASSETS
OCTOBER 31, 2004

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS      MATURITY        PAR           VALUE
--------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*...       22.2%
  HYBRID ARMS
     Morgan Stanley Mortgage Loan Trust
       4.92%                                                      9/25/34    $15,000,000    $ 15,450,000
       5.47%                                                     10/25/34     11,000,000      11,467,500
       4.21%                                                      8/25/34      9,409,874       9,471,626
     Structured Adjustable Rate Mortgage Loan
       Trust
       4.74%                                                      7/25/34      9,003,071       9,042,460
       5.21%                                                      9/25/34     20,594,132      20,915,915
                                                                                            ------------
  TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
     SECURITIES* (Cost $65,969,120)                                                           66,347,501
                                                                                            ------------
AGENCY OBLIGATIONS.............................        0.7%
     Freddie Mac
       5.75%                                                      3/15/09      2,000,000       2,182,978
                                                                                            ------------
  TOTAL AGENCY OBLIGATIONS (Cost $1,851,505)                                                   2,182,978
                                                                                            ------------
FIXED RATE MORTGAGE-RELATED SECURITIES.........       68.5%
  15 Yr. Securities
     Fannie Mae
       7.00%                                                       3/1/15      1,914,636       2,035,946
       7.00%                                                       3/1/15      1,015,875       1,080,240
       7.00%                                                       3/1/15      1,077,739       1,146,024
       7.50%                                                      11/1/15      1,414,773       1,507,838
       6.50%                                                       1/1/16      1,429,985       1,520,700
       6.00%                                                       6/1/16      3,144,726       3,305,647
       6.00%                                                       7/1/17      2,980,853       3,133,389
       6.00%                                                       7/1/17      2,007,843       2,110,589
       5.50%                                                       9/1/17      5,316,942       5,524,843
       5.00%                                                      11/1/17     10,238,068      10,484,021
       4.50%                                                       5/1/18      9,015,838       9,068,312
       4.50%                                                       9/1/18     13,022,302      13,073,678
       5.00%                                                      11/1/18     10,401,822      10,641,958
       5.00%                                                       2/1/19     10,659,201      10,901,947

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2004

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS      MATURITY        PAR           VALUE
--------------------------------------------------------------------------------------------------------
     Freddie Mac
       7.50%                                                       1/1/10    $ 1,079,635    $  1,148,800
       6.00%                                                       6/1/17      3,293,822       3,461,858
       5.00%                                                      12/1/18      8,498,911       8,685,157
       5.00%                                                       5/1/19     20,378,200      20,831,137
                                                                                            ------------
                                                                                             109,662,084
                                                                                            ------------
  Balloons
     Freddie Mac Gold
       5.50%                                                       8/1/11      4,786,858       4,916,627
                                                                                            ------------
  Collateralized Mortgage Obligations
     Countrywide Home Loan
       5.00%                                                      5/25/34      6,774,609       6,810,690
     Fannie Mae
       4.50%                                                      6/25/18      9,724,426       9,851,651
     Freddie Mac
       4.00%                                                     12/15/16     18,301,167      18,337,555
       4.50%                                                      9/15/22     13,601,000      13,931,991
       5.00%                                                      7/15/26     15,000,000      15,417,689
     Washington Mutual MSC Mortgage Pass
       Through
       4.55%                                                      5/25/33     16,657,079      16,668,061
     Wells Fargo Mortgage Backed Securities
       Trust
       5.50%                                                     10/25/14      8,244,838       8,488,069
                                                                                            ------------
                                                                                              89,505,706
                                                                                            ------------
  TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
     (Cost $201,797,620)                                                                     204,084,417
                                                                                            ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2004

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS      MATURITY        PAR           VALUE
--------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS......................        4.4%
  U.S. Treasury Notes
       3.00%                                                     11/15/07    $10,000,000    $ 10,051,560
       3.38%                                                      9/15/09      3,000,000       3,013,125
                                                                                            ------------
                                                                                              13,064,685
                                                                                            ------------
  TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $13,063,996)                                                                       13,064,685
                                                                                            ------------
REPURCHASE AGREEMENTS..........................        4.2%
  Citigroup, 1.77%, (Agreement dated 10/29/04
     to be repurchased at $12,488,842 on
     11/1/04. Collateralized by various
     Adjustable Rate Mortgage U.S. Government
     Securities, 2.66%-4.79%, with a value of
     $12,908,456, due 7/1/32-6/1/40)                                          12,487,000      12,487,000
                                                                                            ------------
  TOTAL REPURCHASE AGREEMENTS (Cost
     $12,487,000)                                                                             12,487,000
                                                                                            ------------
TOTAL INVESTMENTS (Cost $295,169,241)(a).......      100.0%                                  298,166,581
OTHER ASSETS IN EXCESS OF LIABILITIES..........        0.0%                                      141,459
                                                                                            ------------
Net Assets applicable to 31,158,479 Shares of
  Common Stock issued and outstanding..........      100.0%                                 $298,308,040
                                                                                            ============
Net Asset Value, offering and redemption price
  per share ($298,308,040 / 31,158,479)                                                            $9.57
                                                                                            ============

--------------------------------------------------------------------------------
 *  The rates presented are the rates in effect at October 31, 2004.

(a) Cost for federal income tax purposes is the same.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
STATEMENT OF NET ASSETS
OCTOBER 31, 2004

--------------------------------------------------------------------------------

                                                  PERCENTAGE
                                                    OF NET
                                                    ASSETS     MATURITY       PAR           VALUE
-----------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS..............................      2.0%
     Freddie Mac
       5.75%                                                    3/15/09   $  3,000,000   $  3,274,467
                                                                                         ------------
  TOTAL AGENCY OBLIGATIONS
     (Cost $2,796,412)                                                                      3,274,467
                                                                                         ------------
FIXED RATE MORTGAGE-RELATED SECURITIES..........     91.7%
  15 Yr. Securities
     Fannie Mae
       7.00%                                                     3/1/15      1,703,086      1,810,993
       6.00%                                                     8/1/16      6,414,211      6,742,438
       5.00%                                                     3/1/18      2,741,809      2,807,677
     Freddie Mac
       5.50%                                                     7/1/19      7,295,403      7,572,686
                                                                                         ------------
                                                                                           18,933,794
                                                                                         ------------
  30 Yr. Securities
     Fannie Mae
       5.00%                                                     8/1/33(a)   14,646,990    14,628,681
       5.50%                                                    11/1/33     16,717,016     17,067,682
       6.00%                                                    12/1/33     17,570,402     18,247,136
       5.50%                                                     4/1/34      6,865,522      7,008,250
       6.00%                                                     6/1/34     10,249,724     10,682,935
       5.50%                                                     7/1/34     20,670,452     21,084,669
       5.50%                                                     7/1/34     12,532,478     12,783,618
       5.50%                                                     8/1/34     11,948,314     12,206,417
       5.00% TBA                                                11/1/34     10,000,000      9,962,500
     Freddie Mac Gold
       6.00%                                                     4/1/33      6,075,276      6,301,675
     Government National Mortgage Association
       7.50%                                                    2/15/24        900,976        979,671
       7.00%                                                    4/15/27      1,405,747      1,510,794
       6.00%                                                    1/15/29      1,562,508      1,635,140
                                                                                         ------------
                                                                                          134,099,168
                                                                                         ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2004

--------------------------------------------------------------------------------

                                                  PERCENTAGE
                                                    OF NET
                                                    ASSETS     MATURITY       PAR           VALUE
-----------------------------------------------------------------------------------------------------
  TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
     (Cost $149,587,293)                                                                 $153,032,962
                                                                                         ------------
U.S. TREASURY OBLIGATIONS.......................      11.0%
  U.S. Treasury Notes
       4.00%                                                    6/15/09   $  4,000,000      4,131,250
       6.50%                                                    2/15/10      7,000,000      8,056,563
       4.25%                                                    8/15/14      6,000,000      6,106,875
                                                                                         ------------
  TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $17,575,129)                                                                    18,294,688
                                                                                         ------------
REPURCHASE AGREEMENTS...........................       1.2%
  Citigroup, 1.77%, (Agreement dated 10/29/04 to
     be repurchased at $2,034,300 on 11/1/04.
     Collateralized by an Adjustable Rate
     Mortgage U.S. Government Securities, 4.61%,
     with a value of $2,167,516, due 9/1/34)                                 2,034,000      2,034,000
                                                                                         ------------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $2,034,000)                                                                      2,034,000
                                                                                         ------------
TOTAL INVESTMENTS
  (Cost $171,992,834) (b).......................     105.9%                               176,636,117
LIABILITIES IN EXCESS OF OTHER ASSETS...........      (5.9%)                               (9,768,162)
                                                                                         ------------
Net Assets applicable to 15,760,092 Shares of
  Common Stock issued and outstanding...........     100.0%                              $166,867,955
                                                                                         ============
Net Asset Value, offering and redemption price
  per share ($166,867,955 / 15,760,092)                                                        $10.59
                                                                                         ============

--------------------------------------------------------------------------------

(a) All or part of this security was used as collateral as of 10/31/04.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $136,721. Cost for federal income tax purposes differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................   $4,506,562
Unrealized depreciation.....................................           --
                                                               ----------
Net unrealized appreciation.................................   $4,506,562
                                                               ==========

TBA -- To be Announced/when-issued security

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2004

--------------------------------------------------------------------------------

                                                ADJUSTABLE                                                      U.S.
                                   MONEY       RATE MORTGAGE      ULTRA       SHORT U.S.     INTERMEDIATE    GOVERNMENT
                                   MARKET          (ARM)          SHORT       GOVERNMENT       MORTGAGE       MORTGAGE
                                    FUND           FUND            FUND          FUND            FUND           FUND
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest income............  $  652,162     $90,353,766     $6,969,186    $5,481,390     $10,797,006     $7,519,687
                                 ----------     -----------     ----------    -----------    -----------     ----------
    Operating expenses:
      Investment advisory
        fee....................      84,928      16,367,197      1,269,198       460,905       1,084,940        451,487
      Distribution fee -- Class
        I Shares...............      54,146       9,576,510        705,109       276,545         464,980        270,895
      Distribution fee -- Class
        D
        Shares.................     123,129              --             --            --              --             --
      Administration fee.......      16,986         683,041         84,616        55,310          92,998         54,180
      Custodian fee............      13,820         302,879         39,807        32,583          42,796         30,662
      Transfer agent fee.......       4,349          78,632          8,888         3,484           3,718          1,785
      Legal....................       1,539          80,197          8,399         3,255           7,744          4,173
      Printing.................         743          46,265          3,054         2,077           3,884          2,146
      Trustees' fee............       1,064          68,220          4,895         3,269           5,397          3,157
      Other....................      23,959         447,994         38,604        38,620          51,354         31,586
                                 ----------     -----------     ----------    -----------    -----------     ----------
      Total expenses before fee
        reductions.............     324,663      27,650,935      2,162,570       876,048       1,757,811        850,071
      Expenses reduced by
        Investment Adviser.....     (84,928)     (6,790,692)      (564,089)           --        (309,980)            --
      Expenses reduced by
        Distributor............     (74,667)     (3,830,560)      (282,040)           --              --             --
                                 ----------     -----------     ----------    -----------    -----------     ----------
        Net expenses...........     165,068      17,029,683      1,316,441       876,048       1,447,831        850,071
                                 ----------     -----------     ----------    -----------    -----------     ----------
        Net investment income..     487,094      73,324,083      5,652,745     4,605,342       9,349,175      6,669,616
                                 ----------     -----------     ----------    -----------    -----------     ----------
REALIZED AND UNREALIZED
  GAINS/(LOSSES) FROM
  INVESTMENT ACTIVITIES:
    Realized gains/(losses)
      from investment
      transactions.............          --      (9,290,088)      (825,070)      517,417      (1,442,590)    (2,022,919)
    Change in unrealized
      appreciation/depreciation
      from investments.........          --       3,530,500         30,025    (1,221,548)        763,779      3,133,197
                                 ----------     -----------     ----------    -----------    -----------     ----------
    Net realized/unrealized
      gains/(losses) from
      investments..............          --      (5,759,588)      (795,045)     (704,131)       (678,811)     1,110,278
                                 ----------     -----------     ----------    -----------    -----------     ----------
CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS..............  $  487,094     $67,564,495     $4,857,700    $3,901,211     $ 8,670,364     $7,779,894
                                 ==========     ===========     ==========    ===========    ===========     ==========

--------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2004 AND 2003

--------------------------------------------------------------------------------

                                                                    MONEY MARKET FUND
                                                              ------------------------------
                                                               YEAR ENDED       YEAR ENDED
                                                               OCTOBER 31,      OCTOBER 31,
                                                                  2004             2003
--------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
     Net investment income..................................  $     487,094    $     421,206
                                                              -------------    -------------
       Change in net assets resulting from operations.......        487,094          421,206
                                                              -------------    -------------
  Dividends paid to Class I stockholders:
     From net investment income.............................       (376,981)        (330,837)
  Dividends paid to Class D stockholders:
     From net investment income.............................       (110,113)         (90,369)
                                                              -------------    -------------
       Total dividends paid to stockholders.................       (487,094)        (421,206)
                                                              -------------    -------------
  Capital Transactions Class I Shares:
     Proceeds from sale of shares...........................    212,174,352      303,435,934
     Shares issued to stockholders in reinvestment of
      dividends.............................................        337,606          321,764
     Cost of shares repurchased.............................   (221,365,484)    (293,591,768)
  Capital Transactions Class D Shares:
     Proceeds from sale of shares...........................    385,481,528      228,413,674
     Shares issued to stockholders in reinvestment of
      dividends.............................................         47,207           42,261
     Cost of shares repurchased.............................   (389,965,369)    (219,969,777)
                                                              -------------    -------------
       Net increase (decrease) in net assets from capital
        transactions........................................    (13,290,160)      18,652,088
                                                              -------------    -------------
       Total increase (decrease) in net assets..............    (13,290,160)      18,652,088
Net Assets:
  Beginning of year.........................................     64,261,992       45,609,904
                                                              -------------    -------------
  End of year...............................................  $  50,971,832    $  64,261,992
                                                              =============    =============
Accumulated net investment income/(loss)....................             --               --

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2004 AND 2003

--------------------------------------------------------------------------------

                                                 ADJUSTABLE RATE
                                               MORTGAGE (ARM) FUND                   ULTRA SHORT FUND
                                        --------------------------------------------------------------------
                                          YEAR ENDED         YEAR ENDED        YEAR ENDED       YEAR ENDED
                                          OCTOBER 31,        OCTOBER 31,       OCTOBER 31,      OCTOBER 31,
                                             2004               2003              2004             2003
------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income...........    $    73,324,083    $    77,313,422    $   5,652,745    $   4,648,818
    Net realized gains (losses) from
       investments..................         (9,290,088)        (9,360,230)        (825,070)        (448,262)
    Change in unrealized
       appreciation/depreciation
       from investments.............          3,530,500         (2,967,734)          30,025          888,151
                                        ---------------    ---------------    -------------    -------------
       Change in net assets
         resulting from
         operations.................         67,564,495         64,985,458        4,857,700        5,088,707
                                        ---------------    ---------------    -------------    -------------
  Dividends paid to stockholders:
    From net investment income......        (87,074,818)      (100,452,092)      (6,485,357)      (6,019,913)
                                        ---------------    ---------------    -------------    -------------
       Total dividends paid to
         stockholders...............        (87,074,818)      (100,452,092)      (6,485,357)      (6,019,913)
                                        ---------------    ---------------    -------------    -------------
  Capital Transactions:
    Proceeds from sale of shares....      2,244,424,388      4,920,698,520      185,331,981      202,953,038
    Shares issued to stockholders in
       reinvestment of dividends....         50,798,140         64,449,754        3,213,793        3,481,425
    Cost of shares repurchased......     (3,555,626,724)    (3,742,718,116)    (147,237,653)    (240,951,312)
                                        ---------------    ---------------    -------------    -------------
       Change in net assets from
         capital transactions.......     (1,260,404,196)     1,242,430,158       41,308,121      (34,516,849)
                                        ---------------    ---------------    -------------    -------------
       Change in net assets.........     (1,279,914,519)     1,206,963,524       39,680,464      (35,448,055)
Net Assets:
  Beginning of year.................      4,596,938,902      3,389,975,378      251,668,049      287,116,104
                                        ---------------    ---------------    -------------    -------------
  End of year.......................    $ 3,317,024,383    $ 4,596,938,902    $ 291,348,513    $ 251,668,049
                                        ===============    ===============    =============    =============
Accumulated net investment
  income/(loss).....................    $    (1,090,971)   $    (2,683,640)   $      10,408    $       7,706

--------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

        SHORT U.S. GOVERNMENT          INTERMEDIATE MORTGAGE             U.S. GOVERNMENT
                FUND                            FUND                      MORTGAGE FUND
-----------------------------------------------------------------------------------------------
     YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED
     OCTOBER 31,     OCTOBER 31,    OCTOBER 31,     OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
        2004            2003            2004           2003            2004           2003
-----------------------------------------------------------------------------------------------
    $   4,605,342   $   5,196,913   $  9,349,175   $   8,609,314   $  6,669,616   $   5,727,534
          517,417         449,599     (1,442,590)       (927,235)    (2,022,919)     (1,141,229)
       (1,221,548)     (2,071,854)       763,779      (3,511,347)     3,133,197      (2,323,780)
    -------------   -------------   ------------   -------------   ------------   -------------
        3,901,211       3,574,658      8,670,364       4,170,732      7,779,894       2,262,525
    -------------   -------------   ------------   -------------   ------------   -------------
       (5,009,529)     (5,865,998)   (10,181,481)    (10,605,928)    (7,450,517)     (6,600,815)
    -------------   -------------   ------------   -------------   ------------   -------------
       (5,009,529)     (5,865,998)   (10,181,481)    (10,605,928)    (7,450,517)     (6,600,815)
    -------------   -------------   ------------   -------------   ------------   -------------
       37,505,664     184,063,440      6,536,412     339,487,102     14,762,850     241,251,413
        2,867,566       3,229,364      4,241,126       4,470,067      5,105,098       4,022,730
     (118,618,032)   (114,566,189)   (58,816,046)   (230,308,881)   (57,895,104)   (130,524,325)
    -------------   -------------   ------------   -------------   ------------   -------------
      (78,244,802)     72,726,615    (48,038,508)    113,648,288    (38,027,156)    114,749,818
    -------------   -------------   ------------   -------------   ------------   -------------
      (79,353,120)     70,435,275    (49,549,625)    107,213,092    (37,697,779)    110,411,528
      232,605,208     162,169,933    347,857,665     240,644,573    204,565,734      94,154,206
    -------------   -------------   ------------   -------------   ------------   -------------
    $ 153,252,088   $ 232,605,208   $298,308,040   $ 347,857,665   $166,867,955   $ 204,565,734
    =============   =============   ============   =============   ============   =============
    $      (8,832)  $     (21,680)  $     (2,974)  $       9,957   $    (16,427)  $       5,917

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET FUND CLASS I SHARES
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                                                 YEAR ENDED OCTOBER 31,
                                                --------------------------------------------------------
                                                  2004        2003        2002        2001        2000
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                --------    --------    --------    --------    --------
Income from investment operations:
  Net investment income.....................      0.0104      0.0096      0.0152      0.0441      0.0578
  Net realized losses from investments......          --          --          --          --          --(a)
                                                --------    --------    --------    --------    --------
       Total from investment operations.....      0.0104      0.0096      0.0152      0.0441      0.0578
                                                --------    --------    --------    --------    --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income.............     (0.0104)    (0.0096)    (0.0152)    (0.0441)    (0.0578)
                                                --------    --------    --------    --------    --------
Net asset value, end of year................    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                ========    ========    ========    ========    ========
Total return................................       1.04%       0.97%       1.54%       4.50%       5.93%
Ratios/Supplemental data:
  Net assets, end of year (in 000's)........    $ 31,883    $ 40,737    $ 30,571    $ 45,491    $ 48,202
  Ratio of expenses to average net assets...       0.11%       0.18%       0.26%       0.30%       0.30%
  Ratio of net investment income to average
     net assets.............................       1.04%       0.96%       1.53%       4.31%       5.74%
  Ratio of expenses to average net
     assets*................................       0.41%       0.39%       0.41%       0.45%       0.45%

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Net realized losses per share were less than $0.00005.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET FUND CLASS D SHARES
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                                                                              DECEMBER 19,
                                                         YEAR ENDED OCTOBER 31,                1999(A) TO
                                              --------------------------------------------    OCTOBER 31,
                                                2004        2003        2002        2001          2000
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period......    $   1.00    $   1.00    $   1.00    $   1.00      $   1.00
                                              --------    --------    --------    --------      --------
Income from investment operations:
  Net investment income...................      0.0054      0.0046      0.0104      0.0397        0.0466
  Net realized losses from investments....          --          --          --          --            --(b)
                                              --------    --------    --------    --------      --------
       Total from investment operations...      0.0054      0.0046      0.0104      0.0397        0.0466
                                              --------    --------    --------    --------      --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income...........     (0.0054)    (0.0046)    (0.0104)    (0.0397)      (0.0466)
                                              --------    --------    --------    --------      --------
Net asset value, end of period............    $   1.00    $   1.00    $   1.00    $   1.00      $   1.00
                                              ========    ========    ========    ========      ========
Total return..............................       0.54%       0.47%       1.05%       4.04%         4.74%(c)
Ratios/Supplemental data:
  Net assets, end of period (in 000's)....    $ 19,089    $ 23,525    $ 15,039    $  8,787      $  3,388
  Ratio of expenses to average net
     assets...............................       0.61%       0.67%       0.75%       0.75%         0.75%(d)
  Ratio of net investment income to
     average net assets...................       0.54%       0.45%       1.04%       3.46%         5.66%(d)
  Ratio of expenses to average net
     assets*..............................       0.86%       0.84%       0.86%       0.91%         0.94%(d)

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Commencement of operations.

(b) Net realized losses per share was less than $0.00005.

(c) Represents the total return for the period from December 19, 1999 to October 31, 2000.

(d) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                                             YEAR ENDED OCTOBER 31,
                                        ----------------------------------------------------------------
                                           2004          2003          2002         2001+         2000
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of year....  $     9.88    $     9.95    $     9.97    $     9.86    $   9.84
                                        ----------    ----------    ----------    ----------    --------
Income from investment operations:
  Net investment income...............      0.1824        0.1778        0.2947        0.5319      0.6048
  Net realized and unrealized gains
     (losses) from investments........     (0.0070)      (0.0230)       0.0124        0.1386      0.0233
                                        ----------    ----------    ----------    ----------    --------
       Total from investment
          operations..................      0.1754        0.1548        0.3071        0.6705      0.6281
                                        ----------    ----------    ----------    ----------    --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income.......     (0.2254)      (0.2248)      (0.3271)      (0.5605)    (0.6129)
                                        ----------    ----------    ----------    ----------    --------
Change in net asset value.............       (0.05)        (0.07)        (0.02)         0.11        0.02
                                        ----------    ----------    ----------    ----------    --------
Net asset value, end of year..........  $     9.83    $     9.88    $     9.95    $     9.97    $   9.86
                                        ==========    ==========    ==========    ==========    ========
Total return..........................       1.79%         1.57%         3.13%         6.98%       6.63%
Ratios/Supplemental data:
  Net assets, end of year (in
     000's)...........................  $3,317,024    $4,596,939    $3,389,975    $2,064,844    $681,652
  Ratio of expenses to average net
     assets...........................       0.44%         0.44%         0.45%         0.49%       0.48%
  Ratio of net investment income to
     average net assets...............       1.92%         1.72%         2.91%         5.37%       6.22%
  Ratio of expenses to average net
     assets*..........................       0.72%         0.71%         0.75%         0.79%       0.78%
  Portfolio turnover rate.............         50%          117%          107%           72%         67%

--------------------------------------------------------------------------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

+ Net investment income is based on average shares outstanding through the period.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                                              YEAR ENDED OCTOBER 31,       NOVEMBER 14,
                                                              -----------------------       2001(A) TO
                                                                 2004         2003       OCTOBER 31, 2002
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................   $   9.92     $   9.95         $  10.00
                                                               --------     --------         --------
Income from investment operations:
  Net investment income.....................................     0.1985       0.1601           0.2204
  Net realized and unrealized gains (losses) from
     investments............................................    (0.0217)      0.0242           0.0058
                                                               --------     --------         --------
       Total from investment operations.....................     0.1768       0.1843           0.2262
                                                               --------     --------         --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income.............................    (0.2268)     (0.2143)         (0.2762)
                                                               --------     --------         --------
Change in net asset value...................................      (0.05)       (0.03)           (0.05)
                                                               --------     --------         --------
Net asset value, end of period..............................   $   9.87     $   9.92         $   9.95
                                                               ========     ========         ========
Total return................................................      1.80%        1.87%            2.29%(b)
Ratios/Supplemental data:
  Net assets, end of period (in 000's)......................   $291,349     $251,668         $287,116
  Ratio of expenses to average net assets...................      0.47%        0.47%            0.50%(c)
  Ratio of net investment income to average net assets......      2.00%        1.66%            2.11%(c)
  Ratio of expenses to average net assets*..................      0.77%        0.77%            0.80%(c)
  Portfolio turnover rate...................................       118%         126%             127%

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Commencement of operations.

(b) Not annualized.

(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                                                 YEAR ENDED OCTOBER 31,
                                                --------------------------------------------------------
                                                  2004        2003        2002        2001        2000
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........    $  10.68    $  10.78    $  10.75    $  10.34    $  10.36
                                                --------    --------    --------    --------    --------
Income from investment operations:
  Net investment income.....................      0.2640      0.2738      0.3512      0.5652      0.5973
  Net realized and unrealized gains (losses)
     from investments.......................     (0.0415)    (0.0686)     0.0674      0.4086     (0.0240)
                                                --------    --------    --------    --------    --------
       Total from investment operations.....      0.2225      0.2052      0.4186      0.9738      0.5733
                                                --------    --------    --------    --------    --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income.............     (0.2925)    (0.3052)    (0.3886)    (0.5638)    (0.5976)
                                                --------    --------    --------    --------    --------
Change in net asset value...................       (0.07)      (0.10)       0.03        0.41       (0.02)
                                                --------    --------    --------    --------    --------
Net asset value, end of year................    $  10.61    $  10.68    $  10.78    $  10.75    $  10.34
                                                ========    ========    ========    ========    ========
Total return................................       2.11%       1.92%       3.98%       9.66%       5.77%
Ratios/Supplemental data:
  Net assets, end of year (in 000's)........    $153,252    $232,605    $162,170    $191,632    $ 96,098
  Ratio of expenses to average net assets...       0.48%       0.47%       0.49%       0.51%       0.51%
  Ratio of net investment income to average
     net assets.............................       2.50%       2.47%       3.35%       5.25%       5.79%
  Portfolio turnover rate...................        152%         72%         75%         54%        138%

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                                                 YEAR ENDED OCTOBER 31,
                                                --------------------------------------------------------
                                                  2004        2003        2002        2001        2000
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........    $   9.62    $   9.79    $   9.83    $   9.33    $   9.33
                                                --------    --------    --------    --------    --------
Income from investment operations:
  Net investment income.....................      0.2892      0.2525      0.4155      0.5675      0.5754
  Net realized and unrealized gains (losses)
     from investments.......................     (0.0233)    (0.1156)    (0.0213)     0.4861      0.0051
                                                --------    --------    --------    --------    --------
       Total from investment operations.....      0.2659      0.1369      0.3942      1.0536      0.5805
                                                --------    --------    --------    --------    --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income.............     (0.3159)    (0.3069)    (0.4342)    (0.5536)    (0.5795)
                                                --------    --------    --------    --------    --------
Change in net asset value...................       (0.05)      (0.17)      (0.04)       0.50        0.00
                                                --------    --------    --------    --------    --------
Net asset value, end of year................    $   9.57    $   9.62    $   9.79    $   9.83    $   9.33
                                                ========    ========    ========    ========    ========
Total return................................       2.81%       1.41%       4.13%      11.59%       6.47%
Ratios/Supplemental data:
  Net assets, end of year (in 000's)........    $298,308    $347,858    $240,645    $204,891    $ 90,768
  Ratio of expenses to average net assets...       0.47%       0.47%       0.47%       0.50%       0.51%
  Ratio of net investment income to average
     net assets.............................       3.02%       2.52%       4.28%       5.74%       6.25%
  Ratio of expenses to average net
     assets*................................       0.57%       0.57%       0.57%       0.60%       0.61%
  Portfolio turnover rate...................        148%         98%         54%         47%        110%

--------------------------------------------------------------------------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                                                 YEAR ENDED OCTOBER 31,
                                                --------------------------------------------------------
                                                  2004        2003        2002        2001        2000
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........    $  10.56    $  10.77    $  10.83    $  10.27    $  10.26
                                                --------    --------    --------    --------    --------
Income from investment operations:
  Net investment income.....................      0.3875      0.3689      0.5116      0.6381      0.6646
  Net realized and unrealized gains (losses)
     on investments.........................      0.0795     (0.1511)    (0.0377)     0.5590      0.0109
                                                --------    --------    --------    --------    --------
       Total from investment operations.....      0.4670      0.2178      0.4739      1.1971      0.6755
                                                --------    --------    --------    --------    --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income.............     (0.4370)    (0.4278)    (0.5339)    (0.6371)    (0.6682)
                                                --------    --------    --------    --------    --------
Change in net asset value...................        0.03       (0.21)      (0.06)       0.56        0.01
                                                --------    --------    --------    --------    --------
Net asset value, end of year................    $  10.59    $  10.56    $  10.77    $  10.83    $  10.27
                                                ========    ========    ========    ========    ========
Total return................................       4.52%       2.04%       4.54%      11.99%       6.90%
Ratios/Supplemental data:
  Net assets, end of year (in 000's)........    $166,868    $204,566    $ 94,154    $105,713    $ 71,449
  Ratio of expenses to average net assets...       0.47%       0.47%       0.47%       0.50%       0.52%
  Ratio of net investment income to average
     net assets.............................       3.70%       3.39%       4.80%       6.09%       6.53%
  Portfolio turnover rate...................        171%        102%         82%         86%        127%

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2004

--------------------------------------------------------------------------------

Asset Management Fund (the "Trust") was reorganized as a Delaware Statutory Trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management company. As of October 31, 2004, the Trust is authorized to issue an unlimited number of shares in six separate Funds: the Money Market Fund, the Adjustable Rate Mortgage (ARM) Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund (referred to individually as a "Fund" and collectively as the "Funds"). Each of the Funds, except the Money Market Fund, offers a single class of shares. The Money Market Fund is authorized to sell two classes of shares, namely, Class I Shares and Class D Shares. Each Class I and Class D Share of the Money Market Fund represents identical interests in the Fund and has the same rights except that
(i) Class D Shares bear a higher distribution fee, which will cause Class D Shares to have a higher expense ratio and to pay lower dividends than those related to Class I Shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to the matters relating to its own distribution arrangements.

  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Trust expects the risk of loss to be remote.

A. Significant accounting policies are as follows:

SECURITY VALUATION

  Money Market Fund:

  Fund securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. The Fund seeks to maintain net asset value per share at $1.00.

  Adjustable Rate Mortgage (ARM) Fund, Ultra Short Fund, Short U.S. Government Fund, Intermediate Mortgage Fund, and U.S. Government Mortgage Fund:

  As of October 31, 2004, substantially all of the Funds' investments are fair valued using matrix pricing methods. These matrix pricing methods, determined by either an independent pricing service or the Adviser, incorporate market quotations, prices provided directly by market makers and take into consideration such factors as security prices, yields, maturities, and ratings. Additionally, upon a significant valuation event, securities can be valued at fair value by the Adviser, under procedures reviewed by the Board of Trustees. Short-term instruments maturing within 60 days of the valuation date may be valued based upon their amortized cost.

REPURCHASE AGREEMENTS

  Repurchase agreements collateralized by obligations of the U.S. government or its agencies may be purchased from primary government securities dealers or the custodian bank, subject to the seller's agreement to repurchase them at an agreed upon date and price. Each Fund will always receive as collateral instruments whose market value, including accrued interest, will be at least equal to 100% of the dollar amount

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2004

--------------------------------------------------------------------------------

invested by the Fund in each agreement, and each Fund will make payment for such instruments only upon their physical delivery to, or evidence of their book entry transfer to the account of, the Fund's custodian. If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS

  Each Fund, except the Money Market Fund, may purchase securities on a when-issued or delayed-delivery basis. In when-issued transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased on a delayed-delivery basis, the price of the securities is fixed at the time the commitment to purchase is made, but settlement may take place at a future date. By the time of delivery, securities purchased on a when-issued or delayed-delivery basis may be valued at less than the purchase price. At the time when-issued and delayed-delivery securities are purchased, the Fund must set aside funds in a segregated account to pay for the purchase, and until acquisition, the Fund will not earn any income on the securities that it purchased.

DIVIDENDS TO SHAREHOLDERS

  Dividends from net investment income are declared daily and paid monthly. Net short-term and long-term capital gains, if any, are declared and paid annually.

FEDERAL TAXES

  No provision is made for Federal taxes as it is each Fund's intention to continue to qualify as a regulated investment company and to make the requisite distributions to the stockholders, which will be sufficient to relieve each Fund from all or substantially all Federal income and excise taxes.

MANAGEMENT ESTIMATES

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

OTHER

  Investment transactions are accounted for on the trade date, interest income is recorded on the accrual basis, amortization and accretion is recognized based on the anticipated effective maturity date, and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

B. Shay Assets Management, Inc. (SAMI) serves the Trust as investment adviser (the "Adviser"). The Adviser is a wholly-owned subsidiary of Shay Investment Services, Inc. (SISI), which is controlled by Rodger D. Shay, the Chairman of the Board of Trustees of the Trust, and Rodger D. Shay, Jr., a member of the Board of Trustees and the President of Shay Financial Services, Inc.

  As compensation for investment advisory services, the Fund pays an investment advisory fee monthly based upon an annual percentage of the average daily net assets of each Fund as follows:

  The investment advisory fee rate for the Money Market Fund is .15% of the first $500 million, .125% of the next $500 million, and .10% of such net assets in excess of $1 bil-

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2004

--------------------------------------------------------------------------------

lion. The Adviser is currently voluntarily waiving its entire fee. As of October 31, 2004, the assets for the Fund include a waived investment advisory fee receivable in the amount of $6,953.

  The investment advisory fee rate for the Adjustable Rate Mortgage (ARM) Fund is .45% of the first $3 billion, .35% of the next $2 billion, and .25% of such net assets in excess of $5 billion. The Adviser is currently voluntarily waiving a portion of its fee so that the Fund pays .25% of average daily net assets. As of October 31, 2004, the assets for the Fund include a waived investment advisory fee receivable in the amount of $498,378.

  The investment advisory fee rate for the Ultra Short Fund is .45% of the average daily net assets. The Adviser is currently voluntarily waiving a portion of its fee so that the Fund pays .25% of average daily net assets. As of October 31, 2004, the assets for the Fund include a waived investment advisory fee receivable in the amount of $50,622.

  The investment advisory fee rate for each of the Short U.S. Government Fund and the U.S. Government Mortgage Fund, computed separately, is .25% of the first $500 million, .175% of the next $500 million, .125% of the next $500 million, and .10% of such net asset in excess of $1.5 billion.

  The investment advisory fee rate for the Intermediate Mortgage Fund is .35% of the first $500 million, .275% of the next $500 million, .20% of the next $500 million, and .10% of such net assets in excess of $1.5 billion. The Adviser is currently voluntarily waiving a portion of its fee so that the Fund pays .25% of average daily net assets. As of October 31, 2004, the assets for the Fund include a waived investment advisory fee receivable in the amount of $25,249.

  The Adviser has agreed to reduce or waive (but not below zero) its advisory fees charged to the Money Market Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund, to the extent that the daily ratio of operating expenses to average daily net assets of each Fund exceeds .75%.

  Shay Financial Services, Inc. (SFSI) serves the Trust as distributor (the "Distributor"). The Distributor is a wholly-owned subsidiary of SISI, which is controlled by Rodger D. Shay, the Chairman of the Board of Trustees of the Trust and Rodger D. Shay, Jr., a member of the Board of Trustees and the President of Shay Financial Services, Inc.

  As compensation for distribution services, the Trust pays the Distributor a distribution fee monthly in accordance with the distribution plan adopted by the Trust, pursuant to Rule 12b-1 under the 1940 Act, based upon an annual percentage of the average daily net assets of each fund as follows:

  The distribution fee rate for each of the Money Market Fund Class I Shares and Short U.S. Government Fund is based upon an annual percentage of the combined average daily net assets of both funds and is as follows: .15% of the first $500 million, .125% of the next $500 million, .10% of the next $1 billion, and .075% of such combined net assets in excess of $2 billion. For the fiscal year ended October 31, 2004, the Distributor voluntarily waived its entire 12b-1 fee for the Class I Shares of the Money Market Fund. The Money Market distribution fee waiver amounted to $54,146 for Class I Shares for the year ended October 31, 2004. Effective November 1, 2004, the Distributor is waiving a portion of its fee so that the Money Market Fund Class I Shares pays .05% of average daily net assets. The assets for the Money Market Fund include a waived distribution fee receivable in the amount of $4,472 for the Money Market Fund Class I Shares as of October 31, 2004.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2004

--------------------------------------------------------------------------------

  The distribution fee rate for the Money Market Class D Shares is .60% of average daily net assets. The Distributor is currently voluntarily waiving a portion of the 12b-1 fees so that Total Fund Operating Expenses do not exceed 0.75% of average daily net assets. The Money Market distribution fee waiver amounted to $20,521 for Class D Shares for the year ended October 31, 2004. The assets for the Money Market Fund include a waived distribution fee receivable in the amount of $1,654 for the Money Market Fund Class D Shares as of October 31, 2004.

  The distribution fee rate for each of the Adjustable Rate Mortgage (ARM) Fund and the Ultra Short Fund, computed separately, is .25% of average daily net assets. The Distributor is currently voluntarily waiving a portion of its fee so that the Adjustable Rate Mortgage (ARM) Fund and the Ultra Short Fund each pay ..15% of average daily net assets. The assets for the Funds include a waived distribution fee receivable in the amount of $284,195 and $25,311, respectively, as of October 31, 2004.

  The distribution fee rate for each of the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund, computed separately, is as follows: .15% of the first $500 million, .125% of the next $500 million, .10% of the next $500 million, and .075% of such net assets in excess of $1.5 billion.

  BISYS Fund Services Ohio, Inc. ("BISYS, Ohio"), serves the Trust as administrator (the "Administrator"), fund accountant and transfer agent (the "Transfer Agent"). BISYS, Ohio is a subsidiary of The BISYS Group, Inc. The fee rate for BISYS, Ohio's services for each of the Funds, computed separately, is as follows: .03% of the first $1 billion, .02% of the next $1 billion, and .01% of such net assets in excess of $2 billion, with a minimum annual fee of $393,200 for the Trust. BISYS, Ohio also receives a $15.00 per account per fund annual processing fee.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2004

--------------------------------------------------------------------------------

C. Transactions in shares of the Trust for the periods ended October 31, 2004 and October 31, 2003, were as follows:
--------------------------------------------------------------------------------

                                                                         MONEY MARKET FUND
                                                                ------------------------------------
                                                                   YEAR ENDED          YEAR ENDED
                                                                OCTOBER 31, 2004    OCTOBER 31, 2003
----------------------------------------------------------------------------------------------------
Share transactions Class I:
  Sale of shares............................................       212,174,352         303,435,935
  Shares issued to stockholders in reinvestment dividends...           337,606             321,764
  Shares repurchased........................................      (221,365,484)       (293,591,768)
                                                                  ------------        ------------
  Net increase (decrease)...................................        (8,853,526)         10,165,931
  Shares outstanding
     Beginning of period....................................        40,747,839          30,581,908
                                                                  ------------        ------------
     End of period..........................................        31,894,313          40,747,839
                                                                  ============        ============
Share transactions Class D:
  Sale of shares............................................       385,481,528         228,413,673
  Shares issued to stockholders in reinvestment dividends...            47,207              42,261
  Shares repurchased........................................      (389,965,369)       (219,969,777)
                                                                  ------------        ------------
  Net increase..............................................        (4,436,634)          8,486,157
  Shares outstanding
     Beginning of period....................................        23,525,696          15,039,539
                                                                  ------------        ------------
     End of period..........................................        19,089,062          23,525,696
                                                                  ============        ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                               ADJUSTABLE RATE                         ULTRA SHORT
                                             MORTGAGE (ARM) FUND                           FUND
                                     --------------------------------------------------------------------------
                                        YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                     OCTOBER 31, 2004   OCTOBER 31, 2003   OCTOBER 31, 2004   OCTOBER 31, 2003
---------------------------------------------------------------------------------------------------------------
Share transactions:
  Sale of shares...................     227,675,417        494,903,553        18,676,184          20,377,204
  Shares issued to stockholders in
     reinvestment of dividends.....       5,149,608          6,486,942           324,470             349,592
  Shares repurchased...............    (360,583,381)      (376,937,871)      (14,857,663)        (24,210,819)
                                       ------------       ------------       -----------         -----------
  Net increase (decrease)..........    (127,758,356)       124,452,624         4,142,991          (3,484,023)
  Shares outstanding
     Beginning of period...........     465,065,263        340,612,639        25,363,254          28,847,277
                                       ------------       ------------       -----------         -----------
     End of period.................     337,306,907        465,065,263        29,506,245          25,363,254
                                       ============       ============       ===========         ===========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2004

--------------------------------------------------------------------------------

                                                  SHORT U.S.                       INTERMEDIATE MORTGAGE
                                                GOVERNMENT FUND                            FUND
                                      -------------------------------------------------------------------------
                                         YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                      OCTOBER 31, 2004   OCTOBER 31, 2003   OCTOBER 31, 2004   OCTOBER 31, 2003
---------------------------------------------------------------------------------------------------------------
Share transactions:
  Sale of shares....................      3,507,202         17,098,986            678,786         34,781,632
  Shares issued to stockholders in
     reinvestment of dividends......        269,378            300,342            442,694            459,440
  Shares repurchased................    (11,118,104)       (10,660,144)        (6,108,666)       (23,684,181)
                                        -----------        -----------        -----------        -----------
  Net increase (decrease)...........     (7,341,524)         6,739,184         (4,987,186)        11,556,891
  Shares outstanding
     Beginning of period............     21,782,871         15,043,687         36,145,665         24,588,774
                                        -----------        -----------        -----------        -----------
     End of period..................     14,441,347         21,782,871         31,158,479         36,145,665
                                        ===========        ===========        ===========        ===========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                        U.S. GOVERNMENT
                                                                         MORTGAGE FUND
                                                              -----------------------------------
                                                                 YEAR ENDED         YEAR ENDED
                                                              OCTOBER 31, 2004   OCTOBER 31, 2003
-------------------------------------------------------------------------------------------------
Share transactions:
  Sale of shares............................................      1,395,535         22,398,837
  Shares issued to stockholders in reinvestment of
     dividends..............................................        484,542            375,997
  Shares repurchased........................................     (5,487,343)       (12,146,643)
                                                                -----------        -----------
  Net increase (decrease)...................................     (3,607,266)        10,628,191
  Shares outstanding
     Beginning of period....................................     19,367,358          8,739,167
                                                                -----------        -----------
     End of period..........................................     15,760,092         19,367,358
                                                                ===========        ===========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2004

--------------------------------------------------------------------------------

D. At October 31, 2004, Net Assets consisted of the following:
--------------------------------------------------------------------------------

                                      ADJUSTABLE RATE                   SHORT U.S.                    U.S. GOVERNMENT
                       MONEY MARKET      MORTGAGE       ULTRA SHORT     GOVERNMENT    INTERMEDIATE       MORTGAGE
                           FUND         (ARM) FUND          FUND           FUND       MORTGAGE FUND        FUND
---------------------------------------------------------------------------------------------------------------------
Capital..............  $50,986,576    $3,369,092,872    $294,935,404   $154,796,447   $303,748,379     $170,294,320
Accumulated net
  investment
  income/(loss)......           --        (1,090,971)         10,408         (8,832)        (2,974)         (16,427)
Accumulated net
  realized
  gain/(loss)........      (14,744)      (69,092,890)     (4,851,996)    (1,981,464)    (8,434,705)      (8,053,221)
Net unrealized
  appreciation/
  (depreciation) of
  investments........           --        18,115,372       1,254,697        445,937      2,997,340        4,643,283
                       -----------    --------------    ------------   ------------   ------------     ------------
                       $50,971,832    $3,317,024,383    $291,348,513   $153,252,088   $298,308,040     $166,867,955
                       ===========    ==============    ============   ============   ============     ============

--------------------------------------------------------------------------------

E. At October 31, 2004, liabilities for the Funds included:
--------------------------------------------------------------------------------

                                       ADJUSTABLE RATE                   SHORT U.S.    INTERMEDIATE    U.S. GOVERNMENT
                       MONEY MARKET       MORTGAGE        ULTRA SHORT    GOVERNMENT      MORTGAGE         MORTGAGE
                           FUND          (ARM) FUND          FUND           FUND           FUND             FUND
----------------------------------------------------------------------------------------------------------------------
Investment advisory
  fee payable........         --             710,498          63,277        32,495          63,122           35,314
Administration fee
  payable............        250              10,334           1,442           754           1,467              820
Distribution fee
  payable............      8,271             426,303          37,967        19,497          37,874           21,188
Distributions
  payable............     65,471           7,357,564         715,446       419,431         989,520          667,257
Securities Purchased
  Payables...........         --                  --              --            --              --        9,935,069
Other liabilities....     10,964             345,729          37,493        24,625          38,665           24,387

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2004

--------------------------------------------------------------------------------

F. In June 2004, the Financial Accounting Standards Board's Emerging Issues Task Force issued EITF 03-01, 'The Meaning of Other-Than-Temporary Impairment and Its application to Certain Investments'. The EITF contains guidance on the determination of whether an investment is considered impaired and the appropriate recording of any impairment loss. On September 30, 2004, the FASB delayed the effective date of EITF 03-01 and extended the comment period for certain aspects of the guidance. Although the EITF is not expected to have a significant impact on the Funds' financial statements, the guidance as issued could affect the Funds' Shareholders' financial reporting of investments in each of the AMF Funds. At this time, it is unclear how this may impact a Shareholder's decisions surrounding investments in these Funds.

G. FEDERAL INCOME TAX INFORMATION:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The tax characteristics of distributions paid to shareholders during the fiscal years ended October 31, 2004 and 2003 were as follows:
--------------------------------------------------------------------------------

                                                         DISTRIBUTIONS                          TOTAL
                                                           PAID FROM       TOTAL TAXABLE    DISTRIBUTIONS
2004                                                    ORDINARY INCOME    DISTRIBUTIONS        PAID*
---------------------------------------------------------------------------------------------------------
Money Market Fund.....................................   $    459,677      $    459,677     $    459,677
ARM Fund..............................................     88,027,977        88,027,977       88,027,977
Ultra Short Fund......................................      6,224,669         6,224,669        6,224,669
Short U.S. Government Fund............................      5,102,598         5,102,598        5,102,598
Intermediate Mortgage Fund............................     10,023,237        10,023,237       10,023,237
U.S. Government Mortgage Fund.........................      7,396,992         7,396,992        7,396,992

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         DISTRIBUTIONS                          TOTAL
                                                           PAID FROM       TOTAL TAXABLE    DISTRIBUTIONS
2003                                                    ORDINARY INCOME    DISTRIBUTIONS        PAID*
---------------------------------------------------------------------------------------------------------
Money Market Fund.....................................   $    436,473      $    436,473     $    436,473
ARM Fund..............................................    100,691,032       100,691,032      100,691,032
Ultra Short Fund......................................      6,161,647         6,161,647        6,161,647
Short U.S. Government Fund............................      5,829,192         5,829,192        5,829,192
Intermediate Mortgage Fund............................     10,619,213        10,619,213       10,619,213
U.S. Government Mortgage Fund.........................      6,375,143         6,375,143        6,375,143

--------------------------------------------------------------------------------
* Total distributions paid differ from the Statement of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2004

--------------------------------------------------------------------------------

As of October 31, 2004 the components of accumulated earnings/(deficit) on a tax basis was as follows:
--------------------------------------------------------------------------------

                                                                                                                        TOTAL
                             UNDISTRIBUTED                                     ACCUMULATED         UNREALIZED        ACCUMULATED
                               ORDINARY       ACCUMULATED    DISTRIBUTIONS     CAPITAL AND        APPRECIATION/       EARNINGS/
                                INCOME         EARNINGS         PAYABLE       OTHER LOSSES**    (DEPRECIATION)***      DEFICIT)
---------------------------------------------------------------------------------------------------------------------------------
Money Market Fund..........   $   65,471      $   65,471      $   (65,471)     $    (14,744)                --       $    (14,744)
ARM Fund...................    6,266,593       6,266,593       (7,357,564)      (69,092,890)        18,115,372        (52,068,489)
Ultra Short Fund...........      725,855         725,855         (715,446)       (4,807,712)         1,210,412         (3,586,891)
Short U.S. Government
  Fund.....................      410,599         410,599         (419,431)       (1,966,497)           430,970         (1,544,359)
Intermediate Mortgage
  Fund.....................      986,545         986,545         (989,520)       (8,434,704)         2,997,340         (5,440,339)
U.S. Government Mortgage
  Fund.....................      650,831         650,831         (667,257)       (7,916,501)         4,506,562         (3,426,365)

--------------------------------------------------------------------------------
** For tax purposes at October 31, 2004, the following Funds had capital loss carryforwards. All losses are available to offset future realized capital gains, if any.

FUND                                                            AMOUNT      EXPIRES
-----------------------------------------------------------------------------------
Money Market Fund...........................................  $    14,744    2008
ARM Fund....................................................    1,301,928    2006
ARM Fund....................................................    4,959,047    2007
ARM Fund....................................................    1,824,665    2008
ARM Fund....................................................    2,995,058    2010
ARM Fund....................................................   33,378,700    2011
ARM Fund....................................................   24,633,492    2012
Ultra Short Fund............................................    1,342,312    2010
Ultra Short Fund............................................    1,849,300    2011
Ultra Short Fund............................................    1,616,100    2012
Short U.S. Government Fund..................................      642,561    2007
Short U.S. Government Fund..................................    1,193,651    2008
Short U.S. Government Fund..................................      130,285    2011
Intermediate Mortgage Fund..................................      817,175    2007
Intermediate Mortgage Fund..................................    2,029,049    2008
Intermediate Mortgage Fund..................................      312,894    2010
Intermediate Mortgage Fund..................................    3,013,622    2011
Intermediate Mortgage Fund..................................    2,261,964    2012
U.S. Government Mortgage Fund...............................      124,825    2005
U.S. Government Mortgage Fund...............................      802,809    2007
U.S. Government Mortgage Fund...............................    2,276,740    2008
U.S. Government Mortgage Fund...............................      181,530    2010
U.S. Government Mortgage Fund...............................    1,808,782    2011
U.S. Government Mortgage Fund...............................    2,721,815    2012

--------------------------------------------------------------------------------
***The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to: tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discounts.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2004

--------------------------------------------------------------------------------

H. For the year ended October 31, 2004, purchases and proceeds from sales/maturities of securities, other than short-term investments, were as follows:
--------------------------------------------------------------------------------

                         ADJUSTABLE RATE                     SHORT U.S.
                         MORTGAGE (ARM)     ULTRA SHORT      GOVERNMENT     INTERMEDIATE     U.S. GOVERNMENT
                              FUND              FUND            FUND        MORTGAGE FUND     MORTGAGE FUND
------------------------------------------------------------------------------------------------------------
Purchases..............  $1,773,144,335     $367,916,859    $270,266,429    $436,800,952      $293,061,348
                         ==============     ============    ============    ============      ============
Sales and Maturities...  $2,898,365,566     $317,600,094    $340,071,959    $452,001,463      $290,294,404
                         ==============     ============    ============    ============      ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders
of the Asset Management Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Fund, Adjustable Rate Mortgage (ARM) Fund, Ultra Short Fund, Short U.S. Government Fund, Intermediate Mortgage Fund, and the U.S. Government Mortgage Fund (collectively referred to as the "Funds") at October 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
December 27, 2004

--------------------------------------------------------------------------------

                             ASSET MANAGEMENT FUND
                                  (UNAUDITED)

                 TRUSTEES AND OFFICERS OF ASSET MANAGEMENT FUND
--------------------------------------------------------------------------------

                                                                                                 NUMBER OF
                                 POSITION(S) HELD WITH                                         PORTFOLIOS IN           OTHER
                                 TRUST, LENGTH OF TIME          PRINCIPAL OCCUPATION(S)        FUND COMPLEX        DIRECTORSHIPS
    NAME, ADDRESS AND AGE      SERVED AND TERM OF OFFICE          DURING PAST 5 YEARS            OVERSEEN              HELD
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Richard M. Amis                Trustee since 1997.         President, First Federal Community        6         First Financial Trust
630 Clarksville Street         Indefinite Term of Office   Bank since 1984; Director, First                           Company
Paris, TX 75460                                            Financial Trust Company since 1993
Age: 54
Arthur G. De Russo             Trustee since 1993.         Retired; Chief Executive Officer,         6                 None
5397 S.E. Major Way            Indefinite Term of Office   Eastern Financial Federal Credit
Stuart, FL 34997                                           Union Trust Co., Inc. from 1968 to
Age: 83                                                    1992
David F. Holland               Trustee since 1993 and      Chairman of the Board, Chief              6          New England College
17 New England Executive Park  from 1988 to 1989.          Executive Officer and President of                       of Finance
Burlington, MA 01803           Indefinite Term of Office   BostonFed Bancorp Inc. since 1995
Age: 63
Gerald J. Levy                 Vice Chairman of the Board  Chairman and Director, Guaranty           6             FISERV, Inc.;
4000 W. Brown Deer Road        and Trustee since 1982.     Bank, F.S.B. since 1984                               Republic Mortgage
Milwaukee, WI 53209            Indefinite Term of Office                                                         Insurance Company
Age: 72
William A. McKenna, Jr.        Trustee since 2002.         Retired; Chairman and Chief               7         Asset Management Fund
71-02 Forest Avenue            Indefinite Term of Office   Executive Officer Ridgewood                           Large Cap Equity
Ridgewood, NY 11385                                        Savings Bank from 1992 to 2003                       Institutional Fund,
Age: 68                                                                                                        Inc.; RSI Retirement
                                                                                                                Trust; St. Joseph's
                                                                                                                   College; St.
                                                                                                                Vincent's Services;
                                                                                                               Boys Hope Girls Hope;
                                                                                                                 Calvary Hospital
                                                                                                                 Fund; Retirement
                                                                                                                System Group, Inc.
INTERESTED TRUSTEES(1)
Rodger D. Shay(2)              Chairman of the Board       Chairman and Director of Shay             6           Horizon Bank, FSB
1000 Brickell Avenue           since 1993 and Trustee      Assets Management, Inc. since 1997
Miami, FL 33131                from 1985 to 1990.
Age: 68                        Indefinite Term of Office
Rodger D. Shay, Jr.(2)         Trustee since 2002.         President and Chief Executive             6           Family Financial
1000 Brickell Avenue           Indefinite Term of Office   Officer of Shay Financial                           Holdings, LLC; First
Miami, FL 33131                                            Services, Inc. since 1997                            Financial Bank and
Age: 45                                                                                                                Trust

---------------

(1) A trustee is an "interested person" of the Trust under the 1940 Act because he holds certain positions with the Trust's Distributor and/or Investment Adviser and because of his financial interest in Shay Investment Services, Inc., parent company of the Trust's Investment Adviser, Shay Assets Management, Inc., and Distributor, Shay Financial Services, Inc.

(2) Rodger D. Shay, Jr., Trustee, is the son of Rodger D. Shay, Sr., Chairman of the Board of Trustees and Trustee.

--------------------------------------------------------------------------------
                             ASSET MANAGEMENT FUND
                                  (UNAUDITED)

           TRUSTEES AND OFFICERS OF ASSET MANAGEMENT FUND (CONTINUED)

                                                                                                 NUMBER OF
                                 POSITION(S) HELD WITH                                         PORTFOLIOS IN           OTHER
                                 TRUST, LENGTH OF TIME          PRINCIPAL OCCUPATION(S)        FUND COMPLEX        DIRECTORSHIPS
    NAME, ADDRESS AND AGE      SERVED AND TERM OF OFFICE          DURING PAST 5 YEARS            OVERSEEN              HELD
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
Edward E. Sammons, Jr.         President since 1998. Term  President of Shay Assets                  6                 None
230 West Monroe Street         of Office Expires 2005      Management, Inc. since 1997
Chicago, IL 60606
Age: 65
Robert T. Podraza              Vice President and          Vice President and Chief                  6                 None
1000 Brickell Avenue           Assistant Treasurer since   Compliance Officer of Shay
Miami, FL 33131                1998. Term of Office        Financial Services, Inc. since
Age: 60                        Expires 2005                1990 and 1997, respectively
Trent M. Statczar              Treasurer since 2002. Term  Financial Services Vice President         7                 None
3435 Stelzer Road              of Office Expires 2005      since 2003 and prior thereto
Columbus, OH 43219                                         Director and Financial Services
Age: 33                                                    Manager, BISYS Investment Services
                                                           Ohio, Inc.
Daniel K. Ellenwood            Secretary since 1998. Term  Chief Compliance Officer since            6                 None
230 West Monroe Street         of Office Expires 2005      2004 and prior thereto
Chicago, IL 60606                                          Operations/Compliance Officer,
Age: 35                                                    Shay Assets Management, Inc.
Frederick J. Schmidt           Chief Compliance Officer    Senior Vice President and Chief           7                 None
90 Park Avenue 10th Floor      since 2004. Term of Office  Compliance Officer, BISYS Fund
New York, NY 10016             Expires 2005                Services since 2004; President,
Age: 45                                                    FJS Associates from 2002 to 2004.
Christine A. Cwik              Assistant Secretary since   Executive Secretary, Shay Assets          6                 None
230 West Monroe Street         1999. Term of Office        Management, Inc. since 1999
Chicago, IL 60606              Expires 2005
Age: 55
Alaina V. Metz                 Assistant Secretary since   Vice President since 2002 and             7                 None
3435 Stelzer Road              1999 and Assistant          prior thereto Chief Administrative
Columbus, OH 43219             Treasurer since 2002. Term  Officer, BISYS Fund Services Ohio,
Age: 37                        of Office Expires 2005      Inc.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (UNAUDITED)
OCTOBER 31, 2004

--------------------------------------------------------------------------------

A. SECURITY ALLOCATION:

MONEY MARKET FUND

--------------------------------------------------------------------------------

                                                              PERCENTAGE OF
SECURITY ALLOCATION                                            NET ASSETS
---------------------------------------------------------------------------
Agency Obligations..........................................       68.5%
Repurchase Agreements.......................................       31.6%
                                                                  -----
Total.......................................................      100.1%
                                                                  =====

--------------------------------------------------------------------------------

ARM FUND

--------------------------------------------------------------------------------

                                                              PERCENTAGE OF
SECURITY ALLOCATION                                            NET ASSETS
---------------------------------------------------------------------------
Adjustable Rate Mortgage-Related Securities.................       78.7%
Fixed Rate Mortgage-Related Securities......................       13.9%
Repurchase Agreements.......................................        6.6%
U.S. Treasury Obligations...................................        0.6%
                                                                  -----
Total.......................................................       99.8%
                                                                  =====

--------------------------------------------------------------------------------

ULTRA SHORT FUND

--------------------------------------------------------------------------------

                                                              PERCENTAGE OF
SECURITY ALLOCATION                                            NET ASSETS
---------------------------------------------------------------------------
Adjustable Rate Mortgage-Related Securities.................       84.1%
Fixed Rate Mortgage-Related Securities......................       13.9%
U.S. Treasury Obligations...................................        1.0%
Repurchase Agreements.......................................        0.8%
                                                                  -----
Total.......................................................       99.8%
                                                                  =====

--------------------------------------------------------------------------------

SHORT U.S. GOVERNMENT FUND

--------------------------------------------------------------------------------

                                                              PERCENTAGE OF
SECURITY ALLOCATION                                            NET ASSETS
---------------------------------------------------------------------------
Fixed Rate Mortgage-Related Securities......................       44.1%
Adjustable Rate Mortgage-Related Securities.................       36.6%
U.S. Treasury Obligations...................................       15.1%
Repurchase Agreements.......................................        3.7%
                                                                  -----
Total.......................................................       99.5%
                                                                  =====

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
OCTOBER 31, 2004

--------------------------------------------------------------------------------

INTERMEDIATE MORTGAGE FUND

--------------------------------------------------------------------------------

                                                              PERCENTAGE OF
SECURITY ALLOCATION                                            NET ASSETS
---------------------------------------------------------------------------
Fixed Rate Mortgage-Related Securities......................       68.5%
Adjustable Rate Mortgage-Related Securities.................       22.2%
U.S. Treasury Obligations...................................        4.4%
Repurchase Agreements.......................................        4.2%
Agency Obligations..........................................        0.7%
                                                                  -----
Total.......................................................      100.0%
                                                                  =====

--------------------------------------------------------------------------------

U.S. GOVERNMENT MORTGAGE FUND

--------------------------------------------------------------------------------

                                                              PERCENTAGE OF
SECURITY ALLOCATION                                            NET ASSETS
---------------------------------------------------------------------------
Fixed Rate Mortgage-Related Securities......................       91.7%
U.S. Treasury Obligations...................................       11.0%
Agency Obligations..........................................        2.0%
Repurchase Agreements.......................................        1.2%
                                                                  -----
Total.......................................................      105.9%
                                                                  =====

--------------------------------------------------------------------------------

B. EXPENSE COMPARISON:

EXPENSE COMPARISON:

  As a shareholder of Asset Management Fund you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Asset Management Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire 6 month period from May 1, 2004 through October 31, 2004.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
OCTOBER 31, 2004

--------------------------------------------------------------------------------

ACTUAL EXPENSES

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

--------------------------------------------------------------------------------

                                        BEGINNING     ENDING ACCOUNT     EXPENSE PAID        EXPENSE RATIO
                                      ACCOUNT VALUE       VALUE         DURING PERIOD*      DURING PERIOD**
                                         5/1/04          10/31/04      5/1/04 - 10/31/04   5/1/04 - 10/31/04
------------------------------------------------------------------------------------------------------------
Money Market Fund.........  Class I     $1,000.00       $1,003.50            $0.60               0.12%
                            Class D      1,000.00        1,006.00             3.13               0.62%
ARM Fund..................               1,000.00        1,008.90             2.22               0.44%
Ultra Short Fund..........               1,000.00        1,008.20             2.37               0.47%
Short U.S. Government
  Fund....................               1,000.00        1,014.80             2.38               0.47%
Intermediate Mortgage
  Fund....................               1,000.00        1,024.30             2.34               0.46%
U.S. Government Mortgage
  Fund....................               1,000.00        1,039.00             2.41               0.47%

--------------------------------------------------------------------------------
* Expenses are equal to the average account value times the fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**   Annualized.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
OCTOBER 31, 2004

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

--------------------------------------------------------------------------------

                                        BEGINNING     ENDING ACCOUNT     EXPENSE PAID        EXPENSE RATIO
                                      ACCOUNT VALUE       VALUE         DURING PERIOD*      DURING PERIOD**
                                         5/1/04          10/31/04      5/1/04 - 10/31/04   5/1/04 - 10/31/04
------------------------------------------------------------------------------------------------------------
Money Market Fund.........  Class I     $1,000.00       $1,024.53            $0.61               0.12%
                            Class D      1,000.00        1,022.02             3.15               0.62%
ARM Fund..................               1,000.00        1,022.92             2.24               0.44%
Ultra Short Fund..........               1,000.00        1,022.77             2.39               0.47%
Short U.S. Government
  Fund....................               1,000.00        1,022.77             2.39               0.47%
Intermediate Mortgage
  Fund....................               1,000.00        1,022.82             2.34               0.46%
U.S. Government Mortgage
  Fund....................               1,000.00        1,022.77             2.39               0.47%

--------------------------------------------------------------------------------
* Expenses are equal to the average account value times the fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**   Annualized.

C. OTHER INFORMATION:

  A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-527-3713; and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (i) without charge, upon request, by calling 800-527-3713; and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

  Beginning with the fiscal quarter ended July 31, 2004, a complete schedule of each Fund's portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission on Form N-Q and is available on the Securities and Exchange Commission's website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

  The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling 800-527-3713.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------------------------------
For general information about any of the Portfolios offered by Asset Management Fund including fees and expenses, please send for a prospectus and read it carefully before you invest.

SHAY FINANCIAL SERVICES, INC.
230 West Monroe Street/Chicago, IL 60606
800-527-3713

1000 Brickell Avenue/Miami, FL 33131
800-327-6190

83 East Avenue/Norwalk, CT 06851
800-456-8232

8500 Freeport Parkway South/ Irving, TX 75063
800-442-9825

4001 Stonewood Drive/Wexford, PA 15090
800-224-5177

350 Springfield Avenue/Summit, NJ 07091
800-553-6159

1035 Market Tower/Indianapolis, IN 46204
800-879-9958

--------------------------------------------------------------------------------
ACCOUNT INFORMATION
--------------------------------------------------------------------------------
To obtain performance data and other account information, call toll free 800-527-3713.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DISTRIBUTOR
Shay Financial Services, Inc.
230 West Monroe Street
Chicago, IL 60606

INVESTMENT ADVISER
Shay Assets Management, Inc.
230 West Monroe Street
Chicago, IL 60606

ADMINISTRATOR AND TRANSFER AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

LEGAL COUNSEL
Vedder, Price, Kaufman & Kammholz, P.C.
222 North LaSalle Street
Chicago, IL 60601

CUSTODIAN
The Bank of New York
100 Church Street, 10th Fl.
New York, NY 10286

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 East Broad Street, Suite 2100
Columbus, OH 43215

ITEM 2. CODE OF ETHICS.

      Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

      THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THIS CODE OF ETHICS IS INCLUDED AS EXHIBIT 11 (a)(1).

      The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

      If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

      DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (b) OF THIS ITEM 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

            (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                        (i) Has at least one audit committee financial expert serving on its audit committee; or

                        (ii) Does not have an audit committee financial expert serving on its audit committee.

                (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                        (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                        (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

                (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1) THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

3(a)(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS DAVID F. HOLLAND, WHO IS "INDEPENDENT" FOR PURPOSES OF THIS ITEM 3 OF FORM N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

            (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

            (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

            (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

            (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

                (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

            (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

            (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

            (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

4(a) AUDIT FEES

2003 AUDIT    PRICEWATERHOUSECOOPERS LLP     $ 102,000
2004 AUDIT    PRICEWATERHOUSECOOPERS LLP     $ 105,000

4(b) AUDIT- RELATED FEES

2003                 $ 0
2004                 $ 0

4(c) TAX FEES

2003 TAX AUDIT & RETURNS   PRICEWATERHOUSECOOPERS LLP    $ 16,050

2004 TAX AUDIT & RETURNS/TAX ACCOUNTING OF AMORT/ACCRET OF MORTGAGE BACKED SECURITIES

PRICEWATERHOUSECOOPERS LLP       $ 22,500

4(d) ALL OTHER FEES

2003                       $ 0
2004                       $ 0

4(e)(1) DISCLOSE THE AUDIT COMMITTEE'S PRE-APPROVAL POLICIES AND PROCEDURE DESCRIBED IN PARAGRAPH (c) (7) OF RULE 2-01 OF REGULATION S-X

1. PRE-APPROVE ANY ENGAGEMENT OF THE INDEPENDENT AUDITORS TO PROVIDE ANY NON-PROHIBITED SERVICES TO THE FUND, INCLUDING THE FEES AND OTHER COMPENSATION TO BE PAID TO THE INDEPENDENT AUDITORS.

- THE CHAIRMAN OF THE AUDIT COMMITTEE MAY GRANT THE PRE-APPROVAL OF SERVICES TO THE FUND FOR NON-PROHIBITED SERVICES FOR ENGAGEMENTS OF LESS THAN $5,000. ALL SUCH DELEGATED PRE-APPROVALS SHALL BE PRESENTED TO THE AUDIT COMMITTEE NO LATER THAN THE NEXT AUDIT COMMITTEE MEETING.

2. PRE-APPROVE ANY ENGAGEMENT OF THE INDEPENDENT AUDITORS, INCLUDING THE FEES AND OTHER COMPENSATION TO BE PAID TO THE INDEPENDENT AUDITORS, TO PROVIDE ANY NON-AUDIT SERVICES TO THE ADVISER (OR ANY "CONTROL AFFILIATE" OF THE ADVISER PROVIDING ONGOING SERVICES TO THE FUND), IF THE ENGAGEMENT RELATES DIRECTLY TO THE OPERATIONS AND FINANCIAL REPORTING OF THE FUND.

- THE CHAIRMAN OF THE AUDIT COMMITTEE MAY GRANT THE PRE-APPROVAL FOR NON-PROHIBITED SERVICES TO THE ADVISER FOR ENGAGEMENTS OF LESS THAN $5,000. ALL SUCH DELEGATED PRE-APPROVALS SHALL BE PRESENTED TO THE AUDIT COMMITTEE NO LATER THAN THE NEXT AUDIT COMMITTEE MEETING.

4(e)(2) 0% FOR 2003 AND 2004.

4(f) 0% AUDIT WORK PERFORMED BY PERSONS OTHER THAN THE PRINCIPLE ACCOUNTANT'S FULL-TIME, PERMANENT EMPLOYEES FOR 2003 AND 2004.

4(g) $ 0.00 FOR 2003 AND 2004.

4(h) THERE WERE NO NON-AUDIT SERVICES BILLED FOR 2003 AND 2004

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

            (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
                  Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

            (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 10. CONTROLS AND PROCEDURES.

            (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (ii) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

            (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

            (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

            (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

            (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE.

            (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. CERTIFICATIONS PURSUANT TO RULE 30a-2(b) ARE FURNISHED HEREWITH.

                                   SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Asset Management Fund

By (Signature and Title)* /s/ Trent M. Statczar     Trent M. Statczar, Treasurer
                          ----------------------    ----------------------------

Date 1/7/05

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Trent M. Statczar     Trent M. Statczar, Treasurer
                          ----------------------    ----------------------------

Date 1/7/05

By (Signature and Title)* /s/ Edward E. Sammons, Jr.    Edward E. Sammons, Jr.,
                                                        President
                          --------------------------    ------------------------

Date 1/10/05

* Print the name and title of each signing officer under his or her signature.